UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	January 1, 2016 — June 30, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|16

Semiannual report

Putnam VT
Diversified Income Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

As summer comes to a close, we note that despite multiple headwinds and uncertainties both at home and overseas, the overall trajectory of the equity markets has been somewhat positive so far in 2016.

It is heartening that markets have recovered from various international and domestic challenges. We know volatile markets can be unsettling, but if recent events are any indication, we believe it is important not to overreact to short-term developments and to focus instead on the long term.

We believe the global environment continues to be supportive of stocks. Central banks around the world stand ready to add more stimulus and liquidity, if necessary, while the underpinnings of the U.S. economy remain solid, in our view. Overseas, higher hurdles to growth exist, but we believe that market gyrations may present investment opportunities. Within fixed income, yields have fallen — and in some cases have gone further into negative territory — as investors seek safety from turbulent markets, notably after the United Kingdom’s vote to depart the European Union.

At Putnam, our portfolio managers seek positive returns in every kind of market environment, backed by our network of global analysts and their own experience navigating changing conditions. They, and we, share a deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio. In the following pages, you will find an overview of your fund’s performance for the reporting period ended June 30, 2016, as well as an outlook for the coming months.

As always, it may be helpful for you to consult with your financial advisor, who can assist you in determining if your portfolio remains aligned with your long-term goals, time horizon, and tolerance for risk.

Thank you for investing with Putnam.

Performance summary (as of 6/30/16)

Investment objective

As high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2016

Class IA: $5.59	Class IB: $5.60

Total return at net asset value

				Citigroup
				Non-U.S.	JPMorgan
			Barclays U.S.	World	Developed
(as of	Class IA	Class IB	Aggregate	Government	High Yield
6/30/16)	shares*	shares†	Bond Index	Bond Index	Index‡

6 months	–2.44%	–2.74%	5.31%	13.50%	9.34%

1 year	–4.59	–4.88	6.00	13.85	1.49

5 years	9.59	8.15	20.28	1.55	35.10
Annualized	1.85	1.58	3.76	0.31	6.20

10 years	49.53	47.67	64.97	47.57	111.12
Annualized	4.11	3.98	5.13	3.97	7.76

Life	210.01	198.29	242.85	199.65	—
Annualized	5.09	4.91	5.57	4.94	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

‡ The fund’s secondary benchmark, the JPMorgan Developed High Yield Index, was introduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities. The Citigroup Non-U.S. World Government Bond Index is an unmanaged index generally considered to be representative of the world bond market excluding the United States. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Agency pass-through	38.2%
Commercial MBS	30.9%
High-yield corporate bonds	23.8%
Agency collateralized mortgage obligations	17.1%
Non-agency residential MBS	12.3%
Emerging-market bonds	10.8%
International Treasuries/agency securities	4.0%
Investment-grade corporate bonds	3.2%
Bank loans	1.9%
Equity investments	0.1%
Cash and net other assets	7.6%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

A-1+	4.0%

AAA	51.7%

AA	2.3%

A	0.8%

BBB	10.9%

BB	23.8%

B	23.1%

CCC and below	10.1%

Not rated	–26.7%

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Report from your fund’s managers

How did the U.S. fixed-income markets perform during the first half of 2016?

The bond market environment was eventful and full of change. As the reporting period opened, reports of ongoing slower growth in China and falling oil and commodities prices increased fears of a global recession. The prices in many spread sectors plunged. Prices rebounded halfway through the first calendar quarter however, and investor focus returned to the economy’s steady advances. In fact, anticipation of a summer interest-rate hike accelerated.

Investor demand outside the United States strengthened for safe-haven assets as the period progressed, causing interest rates to fall across Europe. U.S. attitudes followed on disappointing U.S. jobs data, comments from Fed Chair Janet Yellen, and uncertainty surrounding Britain’s vote to leave the European Union [Brexit]. This caused a strong preference for safe-haven assets worldwide, and drove the yields on the 10-year U.S. Treasury note and the 30-year U.S. Treasury bond close to historical lows by quarter-end.

The fund’s return was negative. What strategies and holdings caused that result?

The fund’s interest-rate strategies — also referred to as “term-structure strategies” — were the largest detractor, mostly due to the fund’s underweight to duration in the United States, relative to the fund’s primary benchmark. Meanwhile, the fund was generally underweight to duration to foreign yield curves, which pushed returns lower as interest rates rallied globally toward the end of the period.

Mortgage-credit strategies were another notable detractor, primarily because of the fund’s exposure to commercial mortgage-backed mezzanine securities [CMBS]. Holdings in nonagency residential mortgage-backed securities offset a small portion of these losses.

Active currency strategies also pushed returns lower, largely due to the fund’s short exposure to the Canadian dollar and the Norwegian krone, as well as tactical positioning in the euro. However, these were partially offset by a long position in the New Zealand dollar and a short to the Swedish krona.

Prepayment strategies detracted from performance, as well, on investor concerns that lower U.S. Treasury rates may eventually increase homeowners’ refinancing speeds.

What strategies made a positive contribution to performance?

The fund’s corporate credit strategies were the primary contributor, as high-yield corporate debt overcame a challenging start to the year, and ended the period higher.

Emerging-market debt also pushed returns higher, especially positions in Venezuela, Argentina, and Russia, as the sector benefited from stabilizing oil prices and a relatively weaker U.S. dollar.

How does the U.S. fixed-income market look going forward?

We are optimistic that the fixed-income market will continue to provide opportunities — and while we recognize that the market is facing uncertainty, we think the recoveries that began late in the first quarter of 2016 will likely continue in many market sectors.

The U.S. economy has continued to demonstrate an underlying strength, and we expect to see growth come in at around 2% for 2016. That said, the markets are still facing a lot of uncertainty. In addition to geopolitical issues, there are questions regarding macroeconomic policy and the effectiveness of fiscal policy. A belief that monetary policy has limited ability to stimulate growth further in an already-low rate environment has prompted many investors to stay away from riskier assets and turn to the safest asset — U.S. Treasuries. That global dynamic has taken place for different reasons, but it has bolstered the demand for U.S. Treasuries and has kept a lid on rates.

How were derivatives used during the reporting period?

We used a number of derivative instruments during the reporting period. Futures were used as a means to hedge treasury term structure risk and for yield curve positioning. Interest rate swaps were used to help mitigate term structure risk and also for yield curve positioning. A type of option known as swaptions provided a means to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks. Credit default swaps were used for hedging credit and market risks and were included to gain liquid exposure to individual companies and specific sectors. We also used total return swaps to gain exposure to specific sectors and for hedging sector exposure. In addition, forwards were used for hedging currency exposures and for gaining exposure to currencies.

What strategies do you expect to use in this risk-averse environment?

We expect to emphasize our strategy of seeking attractive liquidity premiums and employing vigorous credit analysis, while continuing to de-emphasize interest-rate risk. Market participants who have capital to put to work stand a chance to get paid very healthy premiums for being providers of liquidity — a market condition that is partially the result of shrinking bank balance sheets and general de-risking. We continue to believe taking the risk of potential price volatility in certain types of fixed-income assets is a worthwhile investment strategy.

Prudent liquidity risk and in-depth credit analysis are utilized in the fund’s pre-payment strategies in both residential and commercial mortgage securities, as well as agency collateralized mortgage obligations. In fact, we find various mortgage securities to represent an attractive opportunity for both relative value and diversification purposes. Market participants need to know how to differentiate good loans from bad loans, however — and while that task can be challenging, we consider it to be one of our mortgage-credit research strengths.

2 Putnam VT Diversified Income Fund

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value when interest rates decline and decline in value when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He joined Putnam in 1994 and has been in the investment industry since 1988.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Michael V. Salm; and Paul D. Scanlon, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/16 to 6/30/16. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/15	0.75%	1.00%

Annualized expense ratio for the six-month period
ended 6/30/16	0.79%	1.04%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/16		for the 6 months ended 6/30/16

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$3.88	$5.10	$3.97	$5.22

Ending value
(after expenses)	$975.60	$972.60	$1,020.93	$1,019.69

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/16. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Diversified Income Fund

The fund’s portfolio 6/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (51.2%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.4%)
Government National Mortgage Association
Pass-Through Certificates
3 1/2s, TBA, August 1, 2046	$4,000,000	$4,238,906
3 1/2s, TBA, July 1, 2046	7,000,000	7,428,203

		11,667,109
U.S. Government Agency Mortgage Obligations (45.8%)
Federal National Mortgage Association
Pass-Through Certificates
5 1/2s, TBA, July 1, 2046	3,000,000	3,372,188
4 1/2s, TBA, July 1, 2046	2,000,000	2,183,438
4s, TBA, August 1, 2046	1,000,000	1,071,328
4s, TBA, July 1, 2046	1,000,000	1,072,188
3 1/2s, TBA, August 1, 2046	6,000,000	6,322,265
3 1/2s, TBA, July 1, 2046	35,000,000	36,922,267
3s, TBA, August 1, 2046	15,000,000	15,536,133
3s, TBA, July 1, 2046	32,000,000	33,202,499

		99,682,306
Total U.S. government and agency mortgage
obligations (cost $110,228,555)		$111,349,415

MORTGAGE-BACKED SECURITIES (48.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (14.4%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037	$45,675	$77,689
IFB Ser. 2979, Class AS, 22.652s, 2034	4,586	4,898
IFB Ser. 3072, Class SM, 22.176s, 2035	122,419	195,254
IFB Ser. 3249, Class PS, 20.816s, 2036	92,070	144,613
IFB Ser. 3065, Class DC, 18.534s, 2035	264,128	400,469
Ser. 4122, Class TI, IO, 4 1/2s, 2042	1,964,501	296,050
Ser. 4000, Class PI, IO, 4 1/2s, 2042	945,347	135,185
Ser. 4024, Class PI, IO, 4 1/2s, 2041	2,224,169	316,250
Ser. 4546, Class TI, 4s, 2045	1,568,459	162,728
Ser. 4462, IO, 4s, 2045	1,140,049	171,714
Ser. 4425, IO, 4s, 2045	3,978,300	414,618
Ser. 4452, Class QI, IO, 4s, 2044	3,058,119	457,643
Ser. 4122, Class CI, IO, 3 1/2s, 2042	3,119,780	363,068
Ser. 4105, Class HI, IO, 3 1/2s, 2041	1,463,356	186,243
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,906,665	186,803
Ser. 4210, Class PI, IO, 3s, 2041	2,281,719	165,246
FRB Ser. 57, Class 1AX, IO, 0.378s, 2043	1,292,574	14,005
Ser. 3300, PO, zero %, 2037	33,571	30,360
Ser. 3326, Class WF, zero %, 2035	854	725

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036	56,159	114,043
IFB Ser. 06-8, Class HP, 22.905s, 2036	183,082	323,369
IFB Ser. 07-53, Class SP, 22.538s, 2037	118,137	189,582
IFB Ser. 08-24, Class SP, 21.621s, 2038	137,906	201,238
IFB Ser. 05-122, Class SE, 21.513s, 2035	165,146	250,777
IFB Ser. 05-83, Class QP, 16.215s, 2034	137,303	183,029
Ser. 374, Class 6, IO, 5 1/2s, 2036	211,670	42,467
IFB Ser. 13-103, Class SK, IO, 5.467s, 2043	1,552,316	399,526
Ser. 12-132, Class PI, IO, 5s, 2042	4,809,903	731,750
Ser. 378, Class 19, IO, 5s, 2035	662,762	103,656
Ser. 12-127, Class BI, IO, 4 1/2s, 2042	609,054	118,136
Ser. 12-30, Class HI, IO, 4 1/2s, 2040	3,779,707	432,039
Ser. 409, Class 81, IO, 4 1/2s, 2040	2,807,137	392,497
Ser. 409, Class 82, IO, 4 1/2s, 2040	1,876,063	260,917
Ser. 366, Class 22, IO, 4 1/2s, 2035	178,125	7,908

MORTGAGE-BACKED SECURITIES (48.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 15-88, Class QI, IO, 4s, 2044	$2,309,948	$301,763
Ser. 13-41, Class IP, IO, 4s, 2043	1,894,518	291,358
Ser. 13-44, Class PI, IO, 4s, 2043	1,792,304	245,602
Ser. 12-96, Class PI, IO, 4s, 2041	788,936	82,832
Ser. 409, Class C16, IO, 4s, 2040	2,181,886	284,522
Ser. 13-35, Class PN, 3s, 2043 i	143,065	148,351
Ser. 13-35, Class IP, IO, 3s, 2042	2,367,480	217,142
Ser. 13-53, Class JI, IO, 3s, 2041	2,639,935	224,131
Ser. 13-23, Class PI, IO, 3s, 2041	2,710,356	193,899
FRB Ser. 03-W10, Class 1, IO, 0.66s, 2043	394,063	5,264
Ser. 99-51, Class N, PO, zero %, 2029	10,998	9,898

Federal National Mortgage Association Grantor
Trust Ser. 00-T6, IO, 0.721s, 2030	1,138,612	24,196

Government National Mortgage Association
IFB Ser. 13-129, Class SN, IO, 5.702s, 2043	1,343,767	221,560
IFB Ser. 13-99, Class VS, IO, 5.658s, 2043	864,647	151,884
Ser. 14-122, Class IC, IO, 5s, 2044	1,219,404	224,785
Ser. 14-76, IO, 5s, 2044	1,468,121	244,483
Ser. 15-187, Class KI, IO, 5s, 2043	2,737,014	286,275
Ser. 13-22, Class OI, IO, 5s, 2043	2,530,606	423,722
Ser. 13-3, Class IT, IO, 5s, 2043	1,541,652	255,583
Ser. 13-6, Class IC, IO, 5s, 2043	1,013,702	172,998
Ser. 12-146, IO, 5s, 2042	2,374,149	403,985
Ser. 13-130, Class IB, IO, 5s, 2040	921,066	59,714
Ser. 13-16, Class IB, IO, 5s, 2040	790,701	27,236
Ser. 11-41, Class BI, IO, 5s, 2040	725,365	48,267
Ser. 10-35, Class UI, IO, 5s, 2040	826,964	141,868
Ser. 10-20, Class UI, IO, 5s, 2040	1,195,911	189,552
Ser. 10-9, Class UI, IO, 5s, 2040	5,337,878	892,429
Ser. 09-121, Class UI, IO, 5s, 2039	3,061,091	528,528
Ser. 15-79, Class GI, IO, 5s, 2039	1,054,673	165,208
Ser. 13-182, Class IQ, IO, 4 1/2s, 2043	2,386,223	405,658
Ser. 13-34, Class IH, IO, 4 1/2s, 2043	3,542,236	530,237
Ser. 13-183, Class JI, IO, 4 1/2s, 2043	1,540,869	152,836
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	509,797	61,711
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	222,555	23,126
Ser. 10-35, Class AI, IO, 4 1/2s, 2040	2,386,103	351,521
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,479,384	383,858
Ser. 13-151, Class IB, IO, 4 1/2s, 2040	2,522,643	369,328
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,216,070	184,428
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,029,352	212,263
Ser. 10-168, Class PI, IO, 4 1/2s, 2039	540,226	45,709
Ser. 10-158, Class IP, IO, 4 1/2s, 2039	2,418,408	180,631
Ser. 10-98, Class PI, IO, 4 1/2s, 2037	433,075	12,334
Ser. 15-186, Class AI, IO, 4s, 2045	6,872,737	941,496
Ser. 15-79, Class CI, IO, 4s, 2045	4,189,287	595,195
Ser. 15-40, IO, 4s, 2045	3,281,013	659,493
Ser. 13-165, Class IL, IO, 4s, 2043	1,418,141	199,164
Ser. 12-47, Class CI, IO, 4s, 2042	2,460,466	338,192
Ser. 12-8, Class PI, IO, 4s, 2041	6,286,034	712,014
Ser. 16-48, Class MI, IO, 3 1/2s, 2046	2,450,469	439,614
Ser. 15-95, Class PI, IO, 3 1/2s, 2045	3,799,442	308,705
Ser. 15-64, Class PI, IO, 3 1/2s, 2045	3,298,855	253,484
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	2,046,234	137,640
Ser. 13-76, IO, 3 1/2s, 2043	4,634,877	444,299
Ser. 13-28, IO, 3 1/2s, 2043	1,576,276	157,997
Ser. 13-54, Class JI, IO, 3 1/2s, 2043	2,232,531	210,952
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	3,401,753	320,921
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	2,351,558	220,999
Ser. 12-136, Class BI, IO, 3 1/2s, 2042	2,104,310	354,787
Ser. 12-140, Class IC, IO, 3 1/2s, 2042	2,277,336	393,569

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED SECURITIES (48.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-69, Class IK, IO, 3 1/2s, 2038	$2,940,017	$351,573
Ser. 13-H08, IO, 2.923s, 2063	4,665,117	350,350
Ser. 16-H09, Class BI, IO, 2.236s, 2066	5,407,330	658,159
Ser. 16-H03, Class AI, IO, 2.051s, 2066	3,284,822	397,828
Ser. 16-H03, Class DI, IO, 2.042s, 2065	3,930,541	419,558
Ser. 15-H24, Class AI, IO, 1.985s, 2065	4,166,406	541,216
Ser. 16-H02, Class HI, IO, 1.859s, 2066	4,625,482	508,803
Ser. 15-H25, Class EI, IO, 1.843s, 2065	4,050,381	452,833
Ser. 16-H10, Class AI, IO, 1.82s, 2066	6,732,620	646,963
FRB Ser. 15-H08, Class CI, IO, 1.787s, 2065	2,209,667	229,799
Ser. 16-H06, Class DI, IO, 1.728s, 2065	6,294,949	712,588
Ser. 15-H23, Class BI, IO, 1.72s, 2065	4,519,596	482,241
Ser. 13-H08, Class CI, IO, 1.657s, 2063	5,534,446	427,259
Ser. 15-H25, Class AI, IO, 1.611s, 2065	6,996,792	673,791
Ser. 16-H06, Class CI, IO, 1.609s, 2066	7,032,443	629,404
Ser. 15-H26, Class CI, IO, 0.742s, 2065	11,963,962	323,027
Ser. 06-36, Class OD, PO, zero %, 2036	3,010	2,653

		31,351,736
Commercial mortgage-backed securities (21.5%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	964,000	940,324

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.494s, 2051	27,244,722	103,636

Banc of America Merrill Lynch Commercial
Mortgage, Inc. Ser. 05-6, Class G, 5.147s, 2047	829,000	804,130

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050	210,000	207,900
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	848,000	771,680
FRB Ser. 06-PW11, Class AJ, 5.562s, 2039	779,000	775,592
Ser. 05-PWR7, Class B, 5.214s, 2041	865,287	856,634
Ser. 05-PWR9, Class C, 5.055s, 2042	499,000	484,030

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class B, 5.562s, 2039	673,000	589,346

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.326s, 2044	578,000	560,973
FRB Ser. 07-CD5, Class XS, IO, 0.514s, 2044	19,497,800	27,719

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.823s, 2047	326,000	325,393
FRB Ser. 11-C2, Class F, 5 1/4s, 2047	822,000	731,909

Citigroup Commercial Mortgage Trust Ser. 06-C5,
Class AJ, 5.482s, 2049	385,000	342,474

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.063s, 2047	313,000	264,595
FRB Ser. 14-GC21, Class D, 4.996s, 2047	487,000	389,941

COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 5.956s, 2046	2,548,000	2,510,644

COMM Mortgage Pass-Through Certificates 144A
Ser. 12-CR3, Class F, 4 3/4s, 2045	700,000	551,655

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377s, 2046	1,478,000	1,411,490

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337s, 2046	220,000	204,820
FRB Ser. 14-CR18, Class D, 4.896s, 2047	500,000	388,300
Ser. 13-LC13, Class E, 3.719s, 2046	566,000	410,237
Ser. 14-CR18, Class E, 3.6s, 2047	493,000	310,119

Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 0.859s, 2039	19,395,019	126,068

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)	558,306	279,153

FFCA Secured Franchise Loan Trust 144A FRB
Ser. 00-1, IO, 0.961s, 2020	1,600,576	23,865

MORTGAGE-BACKED SECURITIES (48.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp. Trust FRB
Ser. 06-C1, Class AJ, 5.52s, 2044	$439,740	$432,594

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 04-C3, Class B, 4.965s, 2041	269,323	261,244

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046	699,000	621,691
FRB Ser. 05-GG4, Class XC, IO, 0.673s, 2039	3,398,918	7,818

GS Mortgage Securities Trust 144A
FRB Ser. 14-GC18, Class D, 5.112s, 2047	1,359,000	1,113,972
Ser. 11-GC3, Class E, 5s, 2044	528,000	504,191
FRB Ser. 14-GC26, Class D, 4.661s, 2047	665,000	511,372
FRB Ser. 13-GC13, Class D, 4.203s, 2046	548,000	475,089

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.974s, 2047	415,000	346,318
FRB Ser. 14-C18, Class E, 4.474s, 2047	381,000	267,614
FRB Ser. 13-C12, Class E, 4.222s, 2045	138,000	101,375
Ser. 14-C25, Class E, 3.332s, 2047	656,000	383,132

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	682,500	675,880
FRB Ser. 06-LDP6, Class B, 5.856s, 2043	367,246	367,246
Ser. 06-LDP8, Class B, 5.52s, 2045	308,000	285,116
FRB Ser. 05-LDP2, Class E, 4.981s, 2042	357,000	356,643

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051	449,000	452,727
FRB Ser. 07-CB20, Class C, 6.384s, 2051	1,004,000	927,716
FRB Ser. 11-C3, Class E, 5.801s, 2046	321,000	330,213
FRB Ser. 11-C3, Class F, 5.801s, 2046	401,000	408,018
Ser. 13-C13, Class E, 3.986s, 2046	818,000	639,185
Ser. 13-C10, Class E, 3 1/2s, 2047	833,000	615,254
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	558,000	413,478
FRB Ser. 07-CB20, Class X1, IO, 0.454s, 2051	37,643,821	121,800

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	292,584	298,821
Ser. 98-C4, Class J, 5.6s, 2035	379,000	392,871

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	98,061	98,002
FRB Ser. 06-C3, Class C, 5.704s, 2039	406,000	398,388
Ser. 06-C6, Class E, 5.541s, 2039	900,000	357,120
FRB Ser. 06-C6, Class C, 5.482s, 2039	808,000	619,655

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.41s, 2048	413,000	365,596

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.472s, 2051	269,000	278,361
FRB Ser. 07-C1, Class A3, 6.021s, 2050	1,656	1,653

Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 5.886s, 2049	847,103	56,841

ML-CFC Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	1,016,000	1,002,690

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.854s, 2047	747,000	598,860
FRB Ser. 12-C6, Class F, 4.812s, 2045	512,000	424,038
FRB Ser. 12-C6, Class G, 4 1/2s, 2045	800,000	606,480
Ser. 14-C15, Class F, 4s, 2047	440,000	297,153
Ser. 14-C17, Class E, 3 1/2s, 2047	602,000	363,645
Ser. 15-C24, Class D, 3.257s, 2048	383,000	253,000
Ser. 14-C19, Class D, 3 1/4s, 2047	550,000	369,955

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class D, 5.862s, 2044	470,000	441,283
Ser. 06-HQ9, Class C, 5.842s, 2044	1,638,000	1,621,887

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED SECURITIES (48.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.59s, 2044	$513,000	$361,922
Ser. 07-HQ11, Class C, 5.558s, 2044	986,000	680,340
Ser. 07-HQ11, Class B, 5.538s, 2044	556,000	558,780
Ser. 06-HQ10, Class B, 5.448s, 2041	385,000	361,913
Ser. 06-HQ10, Class AJ, 5.389s, 2041	682,000	678,249

Morgan Stanley Capital I Trust 144A FRB
Ser. 08-T29, Class F, 6.477s, 2043	302,000	300,460

Morgan Stanley Capital I, Inc. 144A FRB
Ser. 04-RR, Class F7, 6.097s, 2039	737,868	672,493

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	663,273	663,671

STRIPS CDO 144A FRB Ser. 03-1A, Class N, 1s, 2018
(Cayman Islands)	158,000	31,600

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8s, 2038	519,312	129,828

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.254s, 2045	2,148,000	1,671,574
FRB Ser. 07-C34, IO, 0.456s, 2046	11,279,202	74,443

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045	479,000	408,060
FRB Ser. 13-LC12, Class D, 4.433s, 2046	393,000	347,495

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C16, Class D, 5.149s, 2046	174,000	164,674
FRB Ser. 14-C19, Class E, 5.136s, 2047	1,128,000	808,317
Ser. 12-C6, Class E, 5s, 2045	525,000	420,578
Ser. 11-C4, Class F, 5s, 2044	1,270,000	1,128,014
FRB Ser. 12-C7, Class E, 4.992s, 2045	297,000	279,273
FRB Ser. 13-UBS1, Class E, 4.783s, 2046	555,000	424,579
FRB Ser. 13-C15, Class D, 4.629s, 2046	195,000	172,122
Ser. 12-C7, Class F, 4 1/2s, 2045	2,626,000	2,220,283
Ser. 14-C19, Class D, 4.234s, 2047	629,000	492,575

		46,909,855
Residential mortgage-backed securities (non-agency) (12.3%)
BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 2.589s, 2036	601,170	300,585
FRB Ser. 15-RR5, Class 2A3, 1.48s, 2046	580,000	361,598
FRB Ser. 12-RR5, Class 4A8, 0.616s, 2035	218,230	202,327

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B,
3.378s, 2034	344,097	338,675

Bear Stearns Asset Backed Securities I Trust FRB
Ser. 04-FR3, Class M6, 5.211s, 2034	33,576	18,093

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2,
4.746s, 2025 (Bermuda)	387,000	389,903

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.145s, 2046	850,899	714,755
FRB Ser. 05-38, Class A1, 1.937s, 2035	299,029	263,172
FRB Ser. 06-OA7, Class 1A2, 1.377s, 2046	700,500	532,380
FRB Ser. 05-38, Class A3, 0.803s, 2035	841,268	715,149
FRB Ser. 05-59, Class 1A1, 0.778s, 2035	625,130	506,355
FRB Ser. 06-OC2, Class 2A3, 0.743s, 2036	118,355	82,848
FRB Ser. 07-OH1, Class A1D, 0.663s, 2047	247,608	178,295
FRB Ser. 06-OA10, Class 4A1, 0.643s, 2046	2,828,856	1,980,199

CSMC Trust 144A FRB Ser. 09-13R, Class 3A2,
2.589s, 2036	490,532	272,245

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 16-HQA1, Class B, 13.203s, 2028	250,000	266,528
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DN1, Class B, 11.953s, 2025	1,287,033	1,381,501

MORTGAGE-BACKED SECURITIES (48.2%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Structured Agency Credit Risk Debt Notes FRB
Ser. 16-DNA2, Class B, 10.953s, 2028	$250,000	$252,500
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQA2, Class B, 10.953s, 2028	272,000	256,226
Structured Agency Credit Risk Debt Notes FRB
Ser. 16-DNA1, Class B, 10.453s, 2028	786,000	753,460
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DNA3, Class B, 9.803s, 2028	602,961	570,080
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DNA2, Class B, 8.003s, 2027	561,949	537,320
Structured Agency Credit Risk Debt Notes FRB
Ser. 16-HQA1, Class M3, 6.803s, 2028	395,000	419,988
Structured Agency Credit Risk FRB Ser. 16-HQA2,
Class M3, 5.603s, 2028	590,000	585,698
Structured Agency Credit Risk FRB Ser. 16-DNA2,
Class M3, 5.103s, 2028	250,000	244,375

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2B, 13.203s, 2028	260,000	278,850
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, 12.703s, 2028	880,000	970,112
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, 12.203s, 2028	500,000	537,755
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, 12.203s, 2028	590,000	635,179
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 6.353s, 2028	2,060,000	2,137,435
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, 6.153s, 2028	2,226,000	2,290,216
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, 6.003s, 2028	210,000	214,748
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 1M2, 5.453s, 2025	2,195,000	2,211,743
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, 5.453s, 2025	380,000	385,004
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 4.453s, 2025	88,000	87,747
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 4.453s, 2025	120,000	119,962

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
0.633s, 2036	825,781	409,505

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB2, 0.598s, 2047	410,000	225,500
Ser. 15-R4, Class CB3, 0.598s, 2047	80,000	33,200

MortgageIT Trust FRB Ser. 05-3, Class M2, 0.983s, 2035	276,725	242,836

Nationstar HECM Loan Trust 144A Ser. 15-1A,
Class A, 3.844s, 2018	180,229	180,222

Nomura Resecuritization Trust 144A FRB
Ser. 15-4R, Class 1A14, 0.59s, 2047	475,000	237,500

Residential Accredit Loans, Inc. FRB
Ser. 06-QO10, Class A1, 0.613s, 2037	737,783	581,965

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, 0.633s, 2037	613,576	501,076

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.503s, 2035	169,569	163,957
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045	915,294	769,946
FRB Ser. 05-AR19, Class A1C4, 0.853s, 2045	590,538	484,241
FRB Ser. 05-AR17, Class A1B3, 0.803s, 2045	1,057,188	869,754
		26,692,708
Total mortgage-backed securities (cost $110,734,772)		$104,954,299

Putnam VT Diversified Income Fund 7

CORPORATE BONDS AND NOTES (32.3%)*	Principal amount	Value

Basic materials (3.1%)
A Schulman, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	$151,000	$150,774

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s,
2019 (France)	138,000	162,495

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s,
2025 (France)	86,000	85,463

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039
(France)	26,000	25,220

Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6 3/8s, 2023	202,000	211,595

Blue Cube Spinco, Inc. 144A company
guaranty sr. unsec. notes 9 3/4s, 2023	82,000	94,915

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	300,000	306,000

Builders FirstSource, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2023	294,000	319,725

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)	219,000	244,733

Cemex SAB de CV 144A company
guaranty sr. notes 6 1/2s, 2019 (Mexico)	205,000	218,581

Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2024	195,000	181,838

Coveris Holdings SA 144A company
guaranty sr. unsec. notes 7 7/8s, 2019
(Luxembourg)	270,000	262,575

CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8s, 2021	75,000	75,000

First Quantum Minerals, Ltd. 144A company
guaranty sr. unsec. notes 7s, 2021 (Canada)	135,000	109,013

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	80,000	78,425

Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2023	131,000	126,415

Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 3.55s, 2022
(Indonesia)	13,000	11,440

GCP Applied Technologies, Inc. 144A company
guaranty sr. unsec. notes 9 1/2s, 2023	240,000	268,200

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020	284,000	297,462

HudBay Minerals, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2020 (Canada)	197,000	164,988

Huntsman International, LLC company
guaranty sr. unsec. notes 5 1/8s, 2022	112,000	110,880

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	147,000	147,735

Joseph T Ryerson & Son, Inc. 144A sr. notes 11s, 2022	120,000	124,200

Louisiana-Pacific Corp. company
guaranty sr. unsec. notes 7 1/2s, 2020	256,000	264,640

Mercer International, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)	149,000	149,000

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022 (Canada)	90,000	87,750

Norbord, Inc. 144A company
guaranty sr. notes 6 1/4s, 2023 (Canada)	130,000	132,925

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	303,000	315,878

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027	15,000	15,750

Perstorp Holding AB 144A company
guaranty sr. notes 8 3/4s, 2017 (Sweden)	215,000	212,850

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Basic materials cont.
PQ Corp. 144A company guaranty sr. notes 6 3/4s, 2022	$40,000	$41,700

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 7/8s, 2033	216,000	228,960

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2020	35,000	39,813

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 5 1/4s, 2023	170,000	175,950

Sealed Air Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2022	54,000	55,553

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025	45,000	46,856

Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)	109,000	127,121

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/8s, 2022	135,000	141,750

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2024	50,000	51,125

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	25,000	25,500

Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5 1/8s, 2021	30,000	30,713

TMS International Corp. 144A company
guaranty sr. unsec. sub. notes 7 5/8s, 2021	147,000	103,268

U.S. Concrete, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2024	55,000	55,000

Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023	120,000	118,500

USG Corp. 144A company guaranty sr. unsec.
notes 5 7/8s, 2021	130,000	136,013

USG Corp. 144A company guaranty sr. unsec.
notes 5 1/2s, 2025	73,000	76,468

Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6s, 2023	70,000	61,600

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 5/8s, 2024	207,000	212,175

WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5 1/8s, 2021	110,000	113,025

		6,797,555
Capital goods (1.8%)
Advanced Disposal Services, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2020	370,000	373,700

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	251,000	278,610

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	120,000	117,600

Amstead Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5s, 2022	100,000	100,000

Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company guaranty sr. unsec.
notes 7 1/4s, 2024 (Ireland)	245,000	250,513

ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6 1/2s, 2023 (Canada)	125,000	127,344

Belden, Inc. 144A company guaranty sr. unsec.
sub. notes 5 1/4s, 2024	87,000	84,173

Berry Plastics Corp. company guaranty notes 6s, 2022	60,000	62,025

Berry Plastics Corp. company
guaranty notes 5 1/2s, 2022	105,000	107,494

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	247,000	269,230

Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7 3/8s, 2026	100,000	110,000

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. sub. notes 7 3/4s, 2020
(Luxembourg)	94,000	98,465

8 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Capital goods cont.
Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6s, 2022	$195,000	$170,625

KLX, Inc. 144A company guaranty sr. unsec.
notes 5 7/8s, 2022	215,000	210,700

Manitowoc Foodservice, Inc. 144A sr. unsec.
notes 9 1/2s, 2024	204,000	227,970

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	208,000	192,920

Moog, Inc. 144A company guaranty sr. unsec.
notes 5 1/4s, 2022	166,000	168,075

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2025	85,000	87,338

Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2022	269,000	277,070

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu 144A
company guaranty sr. unsec. unsub. notes 7s, 2024	127,000	130,747

Terex Corp. company guaranty sr. unsec. notes 6s, 2021	121,000	121,151

TI Group Automotive Systems, LLC 144A sr. unsec.
notes 8 3/4s, 2023	150,000	147,000

TransDigm, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2021	50,000	53,000

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 3/4s, 2025	215,000	217,821

		3,983,571
Communication services (3.8%)
Altice Financing SA 144A company
guaranty sr. notes 6 5/8s, 2023 (Luxembourg)	200,000	197,000

Altice SA 144A company guaranty sr. unsec.
notes 7 3/4s, 2022 (Luxembourg)	400,000	404,000

Cablevision Systems Corp. sr. unsec.
unsub. notes 8s, 2020	66,000	67,684

Cablevision Systems Corp. sr. unsec.
unsub. notes 7 3/4s, 2018	13,000	13,918

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	35,000	35,788

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5 1/2s, 2026	93,000	94,395

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5 7/8s, 2024	220,000	228,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5 3/4s, 2026	44,000	45,320

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5 1/8s, 2023	84,000	84,473

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023	145,000	142,463

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	50,000	51,875

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021	189,000	179,550

Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021	148,000	140,970

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024	160,000	145,600

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	146,000	148,920

Digicel, Ltd. 144A company guaranty sr. unsec.
notes 6 3/4s, 2023 (Jamaica)	200,000	170,000

DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2024	127,000	118,110

Frontier Communications Corp. sr. unsec.
notes 11s, 2025	90,000	93,150

Frontier Communications Corp. sr. unsec.
notes 10 1/2s, 2022	60,000	63,488

Frontier Communications Corp. sr. unsec.
notes 8 7/8s, 2020	136,000	145,180

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec.
notes 6 1/4s, 2021		$20,000	$18,855

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024		60,000	53,250

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		158,000	109,020

Intelsat Jackson Holdings SA company
guaranty sr. unsec. unsub. bonds 6 5/8s, 2022
(Bermuda)		105,000	70,875

Intelsat Luxembourg SA company
guaranty sr. unsec. bonds 7 3/4s, 2021
(Luxembourg)		26,000	6,370

Intelsat Luxembourg SA company
guaranty sr. unsec. sub. bonds 8 1/8s, 2023
(Luxembourg)		50,000	12,375

Level 3 Communications, Inc. sr. unsec.
unsub. notes 5 3/4s, 2022		60,000	60,750

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2021		65,000	67,729

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2024		65,000	65,244

Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2022		130,000	131,300

Numericable-SFR SA 144A company
guaranty sr. notes 6s, 2022 (France)		600,000	586,500

Numericable-SFR SA 144A sr. bonds 6 1/4s,
2024 (France)		200,000	190,000

Numericable-SFR SA 144A sr. bonds 5 5/8s,
2024 (France)	EUR	100,000	111,807

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)		$36,000	36,540

Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2028		182,000	142,870

Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9s, 2018		363,000	386,595

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 7/8s, 2023		418,000	341,715

Sprint Corp. company guaranty sr. unsec.
sub. notes 7 1/4s, 2021		175,000	149,188

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2023		218,000	231,625

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2025		135,000	141,075

T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6 1/4s, 2021		258,000	269,610

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6.464s, 2019		85,000	86,381

T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 6 1/8s, 2022		240,000	251,700

Telenet Finance V Luxembourg SCA 144A
sr. notes 6 3/4s, 2024 (Luxembourg)	EUR	365,000	442,882

Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH company guaranty sr. notes
5 5/8s, 2023 (Germany)	EUR	83,200	97,366

Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH company guaranty sr. notes
Ser. REGS, 5 3/4s, 2023 (Germany)	EUR	88,290	103,308

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)		$201,000	208,035

Virgin Media Secured Finance PLC 144A
sr. notes 6s, 2021 (United Kingdom)	GBP	261,000	357,202

West Corp. 144A company guaranty sr. unsec.
sub. notes 5 3/8s, 2022		$239,000	222,270

Putnam VT Diversified Income Fund 9

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Communication services cont.
WideOpenWest Finance, LLC/WideOpenWest
Capital Corp. company guaranty sr. unsec.
sub. notes 10 1/4s, 2019		$379,000	$392,265

Wind Acquisition Finance SA 144A company
guaranty sr. notes 4s, 2020 (Luxembourg)	EUR	125,000	136,822

Windstream Services, LLC company
guaranty sr. unsec. notes 7 3/4s, 2021		$77,000	72,573

Windstream Services, LLC company
guaranty sr. unsec. notes 6 3/8s, 2023		263,000	220,920

			8,345,151
Consumer cyclicals (5.3%)
AMC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2022		115,000	115,575

AMC Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5 3/4s, 2025		95,000	94,525

American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5 3/4s, 2023		150,000	154,500

American Tire Distributors, Inc. 144A sr. unsec.
sub. notes 10 1/4s, 2022		220,000	193,050

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017		128,000	117,760

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 8s, 2021		97,000	39,770

Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023		109,000	116,085

Brookfield Residential Properties, Inc. 144A
company guaranty sr. unsec. notes 6 1/2s,
2020 (Canada)		250,000	249,375

Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6 1/8s,
2022 (Canada)		125,000	119,531

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2021		140,000	148,750

CalAtlantic Group, Inc. company
guaranty sr. unsec. sub. notes 5 7/8s, 2024		80,000	82,400

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 5 1/4s, 2021		120,000	122,947

Cinemark USA, Inc. company guaranty sr. unsec.
notes 5 1/8s, 2022		67,000	68,173

Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4 7/8s, 2023		65,000	64,350

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7 5/8s, 2020		162,000	153,900

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2022		395,000	395,000

Dollar Tree, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023		60,000	63,750

Dollar Tree, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2020		45,000	46,350

Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7s, 2023		175,000	181,563

Fiat Chryslet Automobiles NV sr. unsec.
unsub. notes 5 1/4s, 2023 (Italy)		200,000	198,750

General Motors Co. sr. unsec.
unsub. notes 6 3/4s, 2046		33,000	39,144

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		150,000	83,438

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. sub. notes 4 7/8s, 2020		180,000	186,525

GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2026		65,000	66,950

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Goodyear Tire & Rubber Co. (The) company
guaranty sr. unsec. notes 5s, 2026		$45,000	$45,844

Gray Television, Inc. company guaranty sr. unsec.
sub. notes 7 1/2s, 2020		258,000	268,965

Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes 6 5/8s,
2022 (Canada)	CAD	335,000	264,484

Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024		$90,000	90,225

Howard Hughes Corp. (The) 144A sr. unsec.
notes 6 7/8s, 2021		157,000	158,178

iHeartCommunications, Inc. company
guaranty sr. notes 9s, 2019		166,000	124,500

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021		105,000	108,938

JC Penney Corp, Inc. company guaranty sr. unsec.
bonds 8 1/8s, 2019		68,000	70,359

JC Penney Corp, Inc. company guaranty sr. unsec.
unsub. notes 5.65s, 2020		29,000	27,260

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡		115,000	100,625

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		248,000	237,460

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021		246,000	277,365

L Brands, Inc. company guaranty sr. unsec.
sub. notes 5 5/8s, 2022		105,000	112,875

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2022		70,000	72,800

Lamar Media Corp. company guaranty sr. unsec.
sub. notes 5 3/8s, 2024		84,000	86,940

Lear Corp. company guaranty sr. unsec.
notes 5 1/4s, 2025		22,000	23,073

Lear Corp. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2024		45,000	47,363

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022		243,000	246,949

Lennar Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2021		90,000	93,600

LIN Television Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		73,000	73,365

Masonite International Corp. 144A company
guaranty sr. unsec. notes 5 5/8s, 2023		65,000	67,438

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)		237,000	227,520

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020		210,000	229,425

MGM Resorts International company
guaranty sr. unsec. notes 5 1/4s, 2020		30,000	31,500

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021		175,000	189,000

Navistar International Corp. company
guaranty sr. unsec. notes 8 1/4s, 2021		76,000	53,390

Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7 1/8s, 2028		125,000	113,125

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8 3/4s, 2021 ‡‡		196,000	148,960

Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8s, 2021		100,000	81,500

Nielsen Co. Luxembourg Sarl (The) 144A company
guaranty sr. unsec. sub. notes 5 1/2s, 2021
(Luxembourg)		253,000	261,855

10 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Nortek, Inc. company guaranty sr. unsec.
sub. notes 8 1/2s, 2021	$236,000	$244,850

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2025	125,000	128,750

Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5 5/8s, 2024	83,000	85,283

Owens Corning company guaranty sr. unsec.
notes 4.2s, 2024	125,000	130,747

Penn National Gaming, Inc. sr. unsec.
sub. notes 5 7/8s, 2021	200,000	203,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 1/2s, 2026	48,000	45,600

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	200,000	200,000

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2024	109,000	105,185

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2026	155,000	158,875

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2025	115,000	113,563

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2023	153,000	154,148

Regal Entertainment Group sr. unsec.
sub. notes 5 3/4s, 2022	8,000	8,180

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	42,000	43,050

Sabre GLBL, Inc. 144A company
guaranty sr. notes 5 3/8s, 2023	145,000	148,263

Scientific Games International, Inc. company
guaranty sr. unsec. notes 10s, 2022	461,000	374,563

Scientific Games International, Inc. company
guaranty sr. unsec. sub. notes 6 1/4s, 2020	45,000	28,463

Scientific Games International, Inc. 144A company
guaranty sr. notes 7s, 2022	145,000	145,725

Sinclair Television Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	30,000	30,900

Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024	213,000	217,793

Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6s, 2024	105,000	108,544

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	261,000	269,156

Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2025	95,000	98,919

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6 5/8s, 2022	15,000	15,900

Spectrum Brands, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2020	15,000	15,656

Standard Industries, Inc. 144A sr. unsec.
notes 6s, 2025	30,000	31,350

Standard Industries, Inc. 144A sr. unsec.
notes 5 3/8s, 2024	201,000	204,518

Standard Industries, Inc./NJ 144A sr. unsec.
notes 5 1/8s, 2021	20,000	20,550

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	169,000	167,310

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	300,000	299,250

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Consumer cyclicals cont.
Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. sub. notes 5 5/8s, 2024		$70,000	$68,338

TEGNA, Inc. company guaranty sr. unsec.
bonds 5 1/8s, 2019		3,000	3,086

TEGNA, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2021		63,000	64,575

Tempur Sealy International, Inc. 144A company
guaranty sr. unsec. unsub. bonds 5 1/2s, 2026		70,000	68,775

Thomas Cook Finance PLC 144A company
guaranty sr. unsec. bonds 6 3/4s, 2021
(United Kingdom)	EUR	235,000	240,953

Tribune Media Co. company guaranty sr. unsec.
notes 5 7/8s, 2022		$160,000	159,200

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021		52,000	54,340

			11,494,900
Consumer staples (1.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 6s, 2022 (Canada)		340,000	352,645

1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4 5/8s, 2022 (Canada)		70,000	71,050

Ashtead Capital, Inc. 144A company
guaranty notes 6 1/2s, 2022		250,000	260,155

Ashtead Capital, Inc. 144A company
guaranty notes 5 5/8s, 2024		200,000	200,500

Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		195,000	192,075

BlueLine Rental Finance Corp. 144A notes 7s, 2019		176,000	151,360

CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8s, 2022		104,000	100,620

Ceridian HCM Holding, Inc. 144A sr. unsec.
notes 11s, 2021		375,000	373,125

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		115,000	128,513

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R		233,000	234,748

Corrections Corp. of America company
guaranty sr. unsec. sub. notes 4 1/8s, 2020 R		50,000	51,438

Dean Foods Co. 144A company guaranty sr. unsec.
notes 6 1/2s, 2023		135,000	139,219

ESAL GmbH 144A company guaranty sr. unsec.
notes 6 1/4s, 2023 (Brazil)		200,000	196,000

JBS USA, LLC/JBS USA Finance, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		460,000	476,100

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)		83,000	85,905

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5 1/4s, 2026		115,000	117,875

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5s, 2024		115,000	117,013

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018		38,000	38,380

Pilgrim’s Pride Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2025		80,000	79,800

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2021		145,000	146,088

Revlon Consumer Products Corp. company
guaranty sr. unsec. sub. notes 5 3/4s, 2021		290,000	279,850

Putnam VT Diversified Income Fund 11

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Consumer staples cont.
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6 1/8s, 2023	$218,000	$232,715

Vander Intermediate Holding II Corp. 144A
sr. unsec. notes 9 3/4s, 2019 ‡‡	45,000	24,075

WhiteWave Foods Co. (The) company
guaranty sr. unsec. notes 5 3/8s, 2022	85,000	90,950

		4,140,199
Energy (5.5%)
Antero Resources Corp. company
guaranty sr. unsec. notes 5 5/8s, 2023	70,000	67,900

Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022	94,000	90,240

Antero Resources Finance Corp. company
guaranty sr. unsec. sub. notes 5 3/8s, 2021	150,000	146,625

Archrock Partners LP/Archrock Partners
Finance Corp. company guaranty sr. unsec.
notes 6s, 2022	160,000	141,600

Baytex Energy Corp. 144A company guaranty
sr. unsec. sub. notes 5 5/8s, 2024 (Canada)	96,000	77,280

Baytex Energy Corp. 144A company guaranty
sr. unsec. sub. notes 5 1/8s, 2021 (Canada)	18,000	15,066

California Resources Corp. 144A company
guaranty notes 8s, 2022	289,000	205,190

CHC Helicopter SA company guaranty sr.
notes 9 1/4s, 2020 (Canada) (In default) †	90,000	40,050

Chesapeake Energy Corp. 144A company
guaranty notes 8s, 2022	153,000	129,668

Concho Resources, Inc. company
guaranty sr. unsec. notes 5 1/2s, 2023	207,000	207,518

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	28,000	28,140

Continental Resources, Inc. company
guaranty sr. unsec. notes 3.8s, 2024	95,000	82,888

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	32,000	22,080

Denbury Resources, Inc. 144A company
guaranty notes 9s, 2021	63,000	63,000

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 6 3/8s, 2023	70,000	42,000

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes 9 3/8s, 2020	297,000	210,128

Gazprom OAO Via Gaz Capital SA sr. unsec.
unsub. notes Ser. REGS, EMTN, 7.288s, 2037 (Russia)	335,000	388,319

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 9 1/4s, 2019 (Russia)	217,000	250,415

Gazprom OAO Via Gaz Capital SA 144A sr. unsec.
unsub. notes 7.288s, 2037 (Russia)	240,000	278,199

Halcon Resources Corp. company
guaranty sr. unsec. notes 9 3/4s, 2020	150,000	33,750

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	382,000	76,400

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	80,000	91,868

Key Energy Services, Inc. company guaranty sr.
unsec. unsub. notes 6 3/4s, 2021 (In default) †	36,000	14,400

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022	167,000	167,418

Lightstream Resources, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada) (In default) †	166,000	11,620

Linn Energy, LLC/Linn Energy Finance Corp. 144A
company guaranty notes 12s, 2020 (In default) †	386,000	132,205

Lone Pine Resources Canada, Ltd. escrow company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada) F	104,000	6

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Energy cont.
Lukoil International Finance BV 144A company
guaranty sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		$430,000	$485,083

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2017 (In default) †		300,000	105,750

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/4s, 2022		100,000	100,750

Newfield Exploration Co. sr. unsec.
unsub. notes 5 3/8s, 2026		95,000	92,388

Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2023		110,000	99,550

Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2022		155,000	143,181

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4 7/8s, 2022 (Indonesia)		200,000	210,402

Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.3s, 2023 (Indonesia)		285,000	289,739

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 8 3/8s, 2021 (Brazil)		472,000	486,160

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6 7/8s, 2040 (Brazil)		52,000	41,015

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)		1,607,000	1,424,204

Petroleos de Venezuela SA company guaranty
sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		1,065,000	372,750

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)		2,106,000	1,897,984

Petroleos de Venezuela SA 144A company guaranty
sr. unsec. notes 8 1/2s, 2017 (Venezuela)		180,000	126,000

Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6s, 2026 (Venezuela)		760,000	265,012

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	391,780

Petroleos Mexicanos company guaranty sr. unsec.
unsub. bonds 5 5/8s, 2046 (Mexico)		475,000	432,963

Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4 1/2s, 2026 (Mexico)		85,000	81,804

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2023		76,000	66,120

Rose Rock Midstream LP/Rose Rock Finance Corp.
company guaranty sr. unsec. sub. notes 5 5/8s, 2022		26,000	22,880

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		100,000	102,250

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		100,000	99,250

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		100,000	100,375

Sabine Pass LNG LP company
guaranty sr. sub. notes 6 1/2s, 2020		95,000	98,859

Samson Investment Co. company guaranty sr. unsec.
notes 9 3/4s, 2020 (In default) †		535,000	10,700

SandRidge Energy, Inc. 144A company
guaranty notes 8 3/4s, 2020 (In default) †		185,000	75,850

Seven Generations Energy, Ltd. 144A sr. unsec.
sub. notes 8 1/4s, 2020 (Canada)		170,000	176,163

Seventy Seven Energy, Inc. sr. unsec.
sub. notes 6 1/2s, 2022 (In default) †		20,000	1,200

SM Energy Co. sr. unsec. sub. notes 5s, 2024		81,000	69,255

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		138,000	127,650

Tervita Corp. 144A company guaranty sr.
notes 9s, 2018 (Canada)	CAD	50,000	35,992

Tervita Corp. 144A sr. notes 8s, 2018 (Canada)		$60,000	57,300

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018
(Canada) (In default) †		45,000	11,475

Triangle USA Petroleum Corp. 144A company
guaranty sr. unsec. notes 6 3/4s, 2022		30,000	6,900

12 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Energy cont.
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 3.7s, 2023	$32,000	$28,320

Williams Partners LP/ACMP Finance Corp. company
guaranty sr. unsec. unsub. notes 6 1/8s, 2022	165,000	169,274

Williams Partners LP/ACMP Finance Corp.
sr. unsec. unsub. notes 4 7/8s, 2023	249,000	240,285

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	209,000	194,370

		11,754,956
Financials (4.7%)
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	150,000	143,625

Ally Financial, Inc. company guaranty sr. unsec.
notes 8s, 2031	313,000	362,298

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	85,000	85,213

American International Group, Inc. jr. unsec.
sub. FRB 8.175s, 2058	72,000	90,499

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity	50,000	50,750

Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity	80,000	85,200

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)	39,000	38,903

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025	75,000	78,102

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	99,000	102,492

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019	70,000	70,350

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023	125,000	126,563

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	175,000	182,438

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022	325,000	330,688

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025	85,000	87,550

CNO Financial Group, Inc. sr. unsec.
unsub. notes 4 1/2s, 2020	90,000	93,150

Credit Acceptance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2021	134,000	127,635

DFC Finance Corp. 144A company
guaranty sr. notes 10 1/2s, 2020	160,000	96,000

Dresdner Funding Trust I jr. unsec.
sub. notes 8.151s, 2031	250,000	291,375

E*Trade Financial Corp. sr. unsec.
unsub. notes 5 3/8s, 2022	115,000	121,325

E*Trade Financial Corp. sr. unsec.
unsub. notes 4 5/8s, 2023	150,000	151,875

ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2025 R	80,000	77,900

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRN 6.15s, 2066	78,000	25,740

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A
sr. unsec. sub. notes 8 1/8s, 2019 ‡‡	53,000	50,880

HUB International, Ltd. 144A sr. unsec.
notes 7 7/8s, 2021	220,000	211,200

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5 7/8s, 2022	195,000	183,813

iStar, Inc. sr. unsec. notes 5s, 2019 R	10,000	9,325

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)	125,000	134,375

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 3/8s, 2022 R	265,000	276,263

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Financials cont.
MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. sub. notes 6 7/8s, 2021 R		$102,000	$105,315

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		100,000	93,750

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		270,000	230,850

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		36,000	24,480

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. sub. notes 6 3/4s, 2019		94,000	91,650

OneMain Financial Holdings, LLC 144A company
guaranty sr. unsec. unsub. notes 7 1/4s, 2021		116,000	112,520

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		37,000	36,260

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		60,000	53,325

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021		245,000	233,056

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8s, perpetual maturity (United Kingdom)		200,000	186,500

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		200,000	183,000

Royal Bank of Scotland Group PLC unsec.
sub. bonds 5 1/8s, 2024 (United Kingdom)		105,000	102,386

Russian Agricultural Bank OJSC Via RSHB Capital
SA 144A sr. unsec. unsub. notes 7 3/4s, 2018 (Russia)		900,000	970,135

Sberbank of Russia Via SB Capital SA 144A
sr. unsec. notes 6 1/8s, 2022 (Russia)		250,000	276,250

Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6s, 2020		230,000	215,338

Springleaf Finance Corp. sr. unsec.
unsub. notes 5 1/4s, 2019		101,000	94,056

TMX Finance, LLC/TitleMax Finance Corp. 144A
company guaranty sr. notes 8 1/2s, 2018		25,000	20,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		131,000	133,129

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN,
7.152s, perpetual maturity (Jersey)	EUR	200,000	239,112

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		$198,000	196,020

VEREIT Operating Partnership LP company
guaranty sr. unsec. unsub. bonds 4 7/8s, 2026 R		20,000	20,550

Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.8s, 2025 (Russia)		255,000	279,609

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,548,000	1,656,267

VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95s, 2022 (Russia)		700,000	731,500

VTB Bank PJSC via VTB Eurasia, Ltd. 144A unsec.
sub. FRN 9 1/2s, perpetual maturity (Russia)		300,000	318,750

Walter Investment Management Corp. company
guaranty sr. unsec. notes 7 7/8s, 2021		63,000	30,949

			10,320,284
Health care (2.6%)
Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 6 1/8s, 2021		225,000	231,188

Acadia Healthcare Co., Inc. company
guaranty sr. unsec. sub. notes 5 1/8s, 2022		85,000	82,450

AMAG Pharmaceuticals, Inc. 144A company
guaranty sr. unsec. notes 7 7/8s, 2023		176,000	157,520

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		135,000	137,700

Centene Escrow Corp. 144A sr. unsec.
notes 6 1/8s, 2024		155,000	164,784

Centene Escrow Corp. 144A sr. unsec.
notes 5 5/8s, 2021		50,000	52,125

Putnam VT Diversified Income Fund 13

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount	Value

Health care cont.
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6 7/8s, 2022	$153,000	$133,875

Concordia Healthcare Corp. 144A company
guaranty sr. unsec. notes 7s, 2023 (Canada)	120,000	101,700

Crimson Merger Sub, Inc. 144A sr. unsec.
notes 6 5/8s, 2022	245,000	202,125

DPx Holdings BV 144A sr. unsec.
sub. notes 7 1/2s, 2022 (Netherlands)	212,000	217,830

Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 7/8s, 2023	158,000	137,460

Endo Limited/Endo Finance LLC/Endo Finco, Inc.
144A company guaranty sr. unsec.
unsub. notes 6s, 2023 (Ireland)	200,000	176,000

Halyard Health, Inc. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2022	156,000	152,100

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026	130,000	134,956

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020	497,000	551,670

HCA, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2022	74,000	84,175

HCA, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2025	50,000	51,250

Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	150,000	153,375

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sub. notes 10 1/2s, 2018	5,000	4,988

Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sr. notes 7 7/8s, 2021	140,000	148,837

Mallinckrodt International Finance SA/Mallinckrodt CB,
LLC 144A company guaranty sr. unsec. unsub. notes
5 1/2s, 2025 (Luxembourg)	132,000	117,810

MEDNAX, Inc. 144A company guaranty sr. unsec.
unsub. notes 5 1/4s, 2023	60,000	60,750

Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 5 3/8s, 2022	105,000	104,738

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95s, 2024 R	135,000	140,449

Service Corp. International/US sr. unsec.
notes 5 3/8s, 2022	203,000	209,090

Service Corp. International/US sr. unsec.
unsub. notes 5 3/8s, 2024	478,000	495,925

Sterigenics-Nordion Holdings, LLC 144A sr. unsec.
notes 6 1/2s, 2023	90,000	91,125

Tenet Healthcare Corp. company
guaranty sr. bonds 4 3/8s, 2021	117,000	116,123

Tenet Healthcare Corp. company guaranty sr. FRN
4.153s, 2020	155,000	153,063

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	342,000	360,810

Tenet Healthcare Corp. company
guaranty sr. notes 4 3/4s, 2020	35,000	35,851

Tenet Healthcare Corp. company
guaranty sr. sub. notes 6s, 2020	164,000	173,020

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 7s, 2020	40,000	35,300

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	122,000	104,920

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6 1/8s, 2025	150,000	120,375

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 7/8s, 2023	167,000	134,853

CORPORATE BONDS AND NOTES (32.3%)* cont.	Principal amount		Value

Health care cont.
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 1/2s, 2023		$80,000	$64,250

Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5 3/8s, 2020		114,000	97,399

			5,691,959
Technology (1.4%)
Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		74,000	16,280

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		463,000	331,045

Black Knight InfoServ, LLC/Black Knight Lending
Solutions, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2023		157,000	164,261

CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6s, 2025		70,000	71,750

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35s, 2046		30,000	32,253

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45s, 2023		170,000	176,387

First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7s, 2023		180,000	182,250

First Data Corp. 144A notes 5 3/4s, 2024		170,000	168,725

First Data Corp. 144A sr. notes 5 3/8s, 2023		150,000	152,327

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 6s, 2022		115,000	121,268

Infor US, Inc. company guaranty sr. unsec.
notes 6 1/2s, 2022		408,000	385,307

Infor US, Inc. 144A company
guaranty sr. notes 5 3/4s, 2020		51,000	53,423

Iron Mountain, Inc. company guaranty sr. unsec.
notes 6s, 2023 R		210,000	221,025

Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 6s, 2020 R		65,000	68,006

Micron Technology, Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2022		181,000	170,140

NXP BV/NXP Funding, LLC 144A Company
guaranty sr. unsec. notes 4 5/8s, 2023
(Netherlands)		200,000	203,500

Techem Energy Metering Service GmbH & Co.
KG 144A company guaranty sr. unsec. sub.
notes 7 7/8s, 2020 (Germany)	EUR	230,000	268,063

Zebra Technologies Corp. sr. unsec.
unsub. bonds 7 1/4s, 2022		$213,000	225,780

			3,011,790
Transportation (0.2%)
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6 3/8s, 2023		190,000	180,975

Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023		332,000	328,680

			509,655
Utilities and power (2.0%)
AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		390,000	390,975

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		85,000	83,300

AES Corp./Virginia (The) sr. unsec.
unsub. notes 7 3/8s, 2021		180,000	202,950

Boardwalk Pipelines LP company
guaranty sr. unsec. unsub. bonds 5.95s, 2026		50,000	52,506

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		335,000	325,788

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		50,000	52,375

Calpine Corp. 144A company
guaranty sr. sub. notes 5 7/8s, 2024		40,000	41,600

Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85s, 2037		290,000	299,213

Dynegy, Inc. company guaranty sr. unsec.
notes 7 3/8s, 2022		20,000	19,300

14 Putnam VT Diversified Income Fund

CORPORATE BONDS AND NOTES (32.3%)* cont.		Principal amount	Value

Utilities and power cont.
Dynegy, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2019		$358,000	$358,448

Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2024		10,000	9,600

El Paso Natural Gas Co., LLC company
guaranty sr. unsec. notes 8 5/8s, 2022		345,000	406,574

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 11 3/4s,
2022 (In default) †		134,882	158,150

Energy Transfer Equity LP company
guaranty sr. notes 7 1/2s, 2020		201,000	213,060

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		65,000	51,675

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		261,000	185,310

Hiland Partners Holdings, LLC/Hiland Partners
Finance Corp. 144A company guaranty sr. unsec.
notes 7 1/4s, 2020		180,000	186,750

Hiland Partners Holdings, LLC/Hiland Partners
Finance Corp. 144A company guaranty sr. unsec.
sub. notes 5 1/2s, 2022		45,000	44,325

NRG Energy, Inc. company guaranty sr. unsec.
sub. notes 7 7/8s, 2021		400,000	414,000

NRG Energy, Inc. 144A company guaranty sr. unsec.
notes 7 1/4s, 2026		97,000	96,515

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
notes 5s, 2022		85,000	87,219

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2022		175,000	187,188

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2023		155,000	156,378

Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4 1/2s, 2023		69,000	67,359

Southern Star Central Corp. 144A sr. unsec.
notes 5 1/8s, 2022		199,000	194,025

Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. 144A company
guaranty sr. notes 11 1/2s, 2020 (In default) †		119,000	40,460

			4,325,043

Total corporate bonds and notes (cost $73,940,265)			$70,375,063

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (8.8%)*		Principal amount	Value

Argentina (Republic of) 144A sr. unsec.
notes 7 1/2s, 2026 (Argentina)		$1,192,000	$1,291,433

Argentina (Republic of) 144A sr. unsec.
notes 7 1/8s, 2036 (Argentina)		435,000	435,000

Brazil (Federal Republic of) sr. unsec.
unsub. notes 10s, 2017 (Brazil) (units)	BRL	2,500	764,238

Buenos Aires (Province of) 144A sr. unsec.
notes 9 1/8s, 2024 (Argentina)		$430,000	469,847

Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10 7/8s, 2021 (Argentina)		2,075,000	2,334,375

Costa Rica (Republic of) 144A sr. unsec.
unsub. notes 7s, 2044 (Costa Rica)		200,000	198,500

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6 3/8s, 2021 (Croatia)		360,000	392,742

Croatia (Republic of) 144A sr. unsec.
unsub. notes 6s, 2024 (Croatia)		400,000	436,176

Hellenic (Republic of) sr. unsec. notes 3 3/8s,
2017 (Greece)	EUR	66,000	70,011

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (8.8%)* cont.		Principal amount	Value

Hellenic (Republic of) sr. unsec.
unsub. bonds 4 3/4s, 2019 (Greece)	EUR	1,381,000	$1,379,661

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, 3s, 2040 (Greece)	EUR	208,000	135,593

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, 3s, 2039 (Greece)	EUR	161,000	105,163

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2038 (Greece) ††	EUR	603,543	394,615

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2030 (Greece) ††	EUR	938,933	668,410

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2029 (Greece) ††	EUR	903,267	653,184

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2028 (Greece) ††	EUR	1,076,533	792,552

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2027 (Greece) ††	EUR	141,000	105,783

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2026 (Greece) ††	EUR	139,000	107,096

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2025 (Greece) ††	EUR	2,735,753	2,141,656

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2024 (Greece) ††	EUR	288,427	230,833

Hellenic (Republic of) sr. unsec.
unsub. bonds Ser. PSI, stepped-coupon 3s
(3.65s, 2/24/20), 2023 (Greece) ††	EUR	2,255,192	1,849,945

Indonesia (Republic of) 144A sr. unsec.
notes 4 3/4s, 2026 (Indonesia)		$300,000	322,517

Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6 5/8s, 2037 (Indonesia)		575,000	711,160

Indonesia (Republic of) 144A sr. unsec.
unsub. notes 5.95s, 2046 (Indonesia)		300,000	355,500

Mexico (Republic of) sr. unsec. notes 5 3/4s,
2110 (Mexico)		220,000	243,100

Russia (Federation of) 144A sr. unsec.
notes 4 1/2s, 2022 (Russia)		235,000	251,133

Russia (Federation of) 144A sr. unsec.
unsub. bonds 5 5/8s, 2042 (Russia)		200,000	224,077

Turkey (Republic of) sr. unsec. notes 6s, 2041 (Turkey) 975,000			1,088,596

Ukraine (Government of) 144A unsec. FRN Ser. GDP,
zero %, 2040 (Ukraine)		361,000	116,946

Ukraine (Government of) 144A unsec. notes 7 3/4s,
2027 (Ukraine)		176,000	166,355

Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7s, 2038 (Venezuela)		265,000	105,338

Venezuela (Bolivarian Republic of) 144A
sr. unsec. unsub. bonds 13 5/8s, 2018 (Venezuela)		1,215,000	702,270

Total foreign government and agency bonds
and notes (cost $20,091,025)			$19,243,805

SENIOR LOANS (1.9%)* [c]		Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		$215,097	$202,371

Asurion, LLC bank term loan FRN 8 1/2s, 2021		140,000	134,692

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018		140,056	102,066

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		215,531	151,231

Putnam VT Diversified Income Fund 15

SENIOR LOANS (1.9%)* [c] cont.	Principal amount			Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 11 1/4s, 2017		$449,505		$448,381

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B7, 10 3/4s, 2017		69,650		69,940

Caesars Growth Properties Holdings, LLC bank term
loan FRN 6 1/4s, 2021		259,700		242,820

CPG International, Inc. bank term loan FRN
Ser. B, 4 3/4s, 2020		34,071		33,475

Dell International, LLC bank term loan FRN
Ser. B2, 4s, 2020		178,055		177,677

DPx Holdings BV bank term loan FRN Ser. B,
4 1/4s, 2021 (Netherlands)		122,500		119,009

First Data Corp. bank term loan FRN 4.212s, 2021		110,725		110,255

Gates Global, LLC/Gates Global Co. bank term loan
FRN 4 1/4s, 2021		80,123		75,992

Getty Images, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019		223,629		166,044

iHeartCommunications, Inc. bank term loan FRN
Ser. D, 6.938s, 2019		319,000		232,737

Jeld-Wen, Inc. bank term loan FRN 4s, 2021		138,942		138,768

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		94,288		94,170

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		149,250		140,544

Neiman Marcus Group, Ltd., Inc. bank term loan
FRN 4 1/4s, 2020		281,548		252,426

Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, 4 3/4s, 2021		78,600		73,949

Petco Animal Supplies, Inc. bank term loan FRN
Ser. B1, 5s, 2023		129,675		128,973

ROC Finance, LLC bank term loan FRN 5s, 2019		532,034		505,432

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		54,964		50,980

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		108,167		104,787

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		499,637		165,817

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.676s, 2017		5,128		1,702

Valeant Pharmaceuticals International, Inc. bank
term loan FRN Ser. E, 3 3/4s, 2020		116,464		112,853

Total senior loans (cost $4,695,441)				$4,037,091

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

Credit Suisse International
(2.915)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/2.915	$3,749,700		$23,169

(3.315)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/3.315	3,749,700		5,812

Goldman Sachs International
1.4825/3 month USD-LIBOR-
BBA/Jul-26	Jul-16/1.4825	16,031,300		181,635

1.3275/3 month USD-LIBOR-
BBA/Jul-26	Jul-16/1.3275	9,470,000		36,365

2.089/6 month AUD-BBR-
BBSW/Jul-26	Jul-16/2.089	AUD	5,381,000	12,441

(1.65)/3 month USD-LIBOR-
BBA/Jul-26	Jul-16/1.65	$16,031,300		11,062

(1.73)/3 month USD-LIBOR-
BBA/Jul-26	Jul-16/1.73	16,031,300		4,168

(1.82)/3 month USD-LIBOR-
BBA/Jul-17	Jul-16/1.82	18,196,200		18

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

Goldman Sachs International cont.
(1.306)/3 month USD-LIBOR-
BBA/Jul-17	Jul-16/1.306	$18,196,200		$18

JPMorgan Chase Bank N.A.
(1.15)/3 month USD-LIBOR-
BBA/Jul-17	Jul-16/1.15	18,196,200		182

Total purchased swap options outstanding (cost $718,248)				$274,870

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/strike price	amount		Value

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/$102.80	$9,000,000		$30,060

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/102.70	9,000,000		27,540

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/102.52	9,000,000		23,130

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/102.42	9,000,000		21,240

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/101.78	9,000,000		11,340

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/101.59	9,000,000		9,450

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/101.48	9,000,000		8,460

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Sep-16/101.30	9,000,000		7,020

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Aug-16/101.52	9,000,000		1,530

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Aug-16/101.39	9,000,000		1,260

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Jul-16/101.98	9,000,000		9

Federal National Mortgage
Association 30 yr 3.0s
TBA commitments (Put)	Jul-16/102.03	9,000,000		9

EUR/USD (Put)	Jul-16/1.10	EUR	7,828,400	45,523

USD/CAD (Call)	Jul-16/CAD 1.32	$4,308,400		11,934

Total purchased options outstanding (cost $968,461)				$198,505

PREFERRED STOCKS (0.1%)*		Shares		Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		6,980		$173,244

Total preferred stocks (cost $175,813)				$173,244

CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount			Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016 R		$125,000		$126,016

Navistar International Corp. cv. sr. unsec.
sub. bonds 4 1/2s, 2018		64,000		42,600

Total convertible bonds and notes (cost $177,333)				$168,616

16 Putnam VT Diversified Income Fund

COMMON STOCKS (—%)*	Shares	Value

Lone Pine Resources Canada, Ltd. (Canada) † F	12,972	$130

Lone Pine Resources, Inc. Class A (Canada) † F	12,972	130

Tribune Media Co. Class 1C F	55,356	13,839

Total common stocks (cost $84,686)		$14,099

	Principal amount/
SHORT-TERM INVESTMENTS (8.9%)*	shares	Value

Putnam Short Term Investment Fund 0.47% L	Shares 10,589,900	$10,589,900

SSgA Prime Money Market Fund Class N 0.39% P	Shares 110,000	110,000

U.S. Treasury Bills 0.27%, August 18, 2016 Δ §	$3,860,000	3,858,819

U.S. Treasury Bills 0.20%, August 11, 2016 # Δ §	3,465,000	3,464,196

U.S. Treasury Bills 0.20%, August 4, 2016 §	920,000	919,813

U.S. Treasury Bills 0.22%, July 21, 2016	58,000	57,994

U.S. Treasury Bills 0.23%, July 14, 2016	85,000	84,996

U.S. Treasury Bills 0.22%, July 7, 2016 Δ	351,000	350,997

Total short-term investments (cost $19,436,585)		$19,436,715

Total investments (cost $341,251,184)		$330,225,722

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period

bp	Basis Points

EMTN	Euro Medium Term Notes

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income.
The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only

OAO	Open Joint Stock Company

OJSC	Open Joint Stock Company

OTC	Over-the-counter

PJSC	Public Joint Stock Company

PO	Principal Only

REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2016 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $217,569,431.

† This security is non-income-producing. interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1). i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P  This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R  Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $129,024,543 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	87.1%	Canada	0.9%

Greece	2.6	Luxembourg	0.6

Russia	1.9	Indonesia	0.6

Argentina	1.4	Other	2.7

Brazil	1.1	Total	100.0%

Venezuela	1.1

Putnam VT Diversified Income Fund 17

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $116,401,217) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/21/16	$1,907,217	$1,831,008	$76,209

	British Pound	Sell	9/21/16	996,248	1,024,935	28,687

	Canadian Dollar	Buy	7/21/16	524,668	506,107	18,561

	Chilean Peso	Buy	7/21/16	309,847	305,732	4,115

	Chilean Peso	Sell	7/21/16	309,847	302,123	(7,724)

	Euro	Buy	9/21/16	850,806	880,458	(29,652)

	Hong Kong Dollar	Sell	8/18/16	1,145,455	1,145,333	(122)

	Japanese Yen	Sell	8/18/16	66,775	79,458	12,683

	Malaysian Ringgit	Buy	8/18/16	1,118,448	1,114,062	4,386

	New Zealand Dollar	Buy	7/21/16	1,942,347	1,884,403	57,944

	Swedish Krona	Sell	9/21/16	1,068,558	1,129,487	60,929

Barclays Bank PLC

	Australian Dollar	Buy	7/21/16	635,937	655,270	(19,333)

	British Pound	Sell	9/21/16	2,079,223	2,139,013	59,790

	Canadian Dollar	Sell	7/21/16	1,265,380	1,275,169	9,789

	Euro	Buy	9/21/16	1,295,295	1,288,877	6,418

	Japanese Yen	Sell	8/18/16	1,199,868	1,223,065	23,197

	New Zealand Dollar	Sell	7/21/16	583,717	558,979	(24,738)

	Norwegian Krone	Buy	9/21/16	977,512	980,068	(2,556)

	Swedish Krona	Buy	9/21/16	1,092,610	1,114,984	(22,374)

	Swedish Krona	Sell	9/21/16	1,097,852	1,084,263	(13,589)

	Swiss Franc	Sell	9/21/16	8,641	11,210	2,569

Citibank, N.A.

	Australian Dollar	Buy	7/21/16	1,132,419	1,106,293	26,126

	Brazilian Real	Sell	10/3/16	142,932	132,815	(10,117)

	British Pound	Buy	9/21/16	1,292,671	1,400,389	(107,718)

	Canadian Dollar	Sell	7/21/16	2,018,632	2,009,147	(9,485)

	Euro	Sell	9/21/16	1,607,907	1,625,093	17,186

	Mexican Peso	Buy	7/21/16	107,106	100,759	6,347

	New Zealand Dollar	Buy	7/21/16	686,877	648,841	38,036

	South African Rand	Buy	7/21/16	1,083,265	1,062,590	20,675

Credit Suisse International

	Australian Dollar	Buy	7/21/16	1,140,022	1,176,558	(36,536)

	Australian Dollar	Sell	7/21/16	1,151,799	1,151,148	(651)

	British Pound	Sell	9/21/16	1,082,843	1,099,832	16,989

	Canadian Dollar	Sell	7/21/16	1,909,565	1,883,738	(25,827)

	Hong Kong Dollar	Sell	8/18/16	925,317	925,242	(75)

	Japanese Yen	Sell	8/18/16	1,184,630	1,114,627	(70,003)

	New Zealand Dollar	Buy	7/21/16	3,233,844	3,140,724	93,120

	Norwegian Krone	Sell	9/21/16	2,724,078	2,733,471	9,393

	Swedish Krona	Sell	9/21/16	4,394,941	4,487,274	92,333

Deutsche Bank AG

	Australian Dollar	Sell	7/21/16	567,738	552,706	(15,032)

	Euro	Buy	9/21/16	153,467	148,797	4,670

	Japanese Yen	Sell	8/18/16	137,984	79,305	(58,679)

Goldman Sachs International

	Australian Dollar	Buy	7/21/16	2,578,783	2,627,095	(48,312)

	British Pound	Sell	9/21/16	2,076,159	2,164,075	87,916

	Canadian Dollar	Buy	7/21/16	1,099,960	1,040,255	59,705

	Euro	Buy	9/21/16	1,818,577	1,839,697	(21,120)

	Indonesian Rupiah	Buy	8/18/16	1,100,228	1,083,796	16,432

	Japanese Yen	Sell	8/18/16	2,417,781	2,435,538	17,757

18 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/16 (aggregate face value $116,401,217) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Goldman Sachs International cont.

	New Zealand Dollar	Buy	7/21/16	$2,539,191	$2,408,360	$130,831

	South Korean Won	Buy	8/18/16	1,149,665	1,135,849	13,816

	South Korean Won	Sell	8/18/16	1,151,194	1,119,507	(31,687)

	Swedish Krona	Sell	9/21/16	2,491,359	2,498,955	7,596

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/21/16	1,147,029	1,120,088	26,941

	British Pound	Sell	9/21/16	1,082,843	1,099,853	17,010

	Canadian Dollar	Sell	7/21/16	879,117	869,841	(9,276)

	Euro	Sell	9/21/16	3,484,799	3,508,825	24,026

	Hong Kong Dollar	Sell	8/18/16	1,143,972	1,143,968	(4)

	Polish Zloty	Sell	9/21/16	35,954	44,565	8,611

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/21/16	502,519	563,003	(60,484)

	British Pound	Sell	9/21/16	3,048,160	3,143,860	95,700

	Canadian Dollar	Buy	7/21/16	497,730	508,515	(10,785)

	Euro	Buy	9/21/16	2,363,116	2,398,371	(35,255)

	Hong Kong Dollar	Sell	8/18/16	1,169,289	1,169,179	(110)

	Indonesian Rupiah	Buy	11/16/16	1,071,933	1,077,823	(5,890)

	Japanese Yen	Sell	8/18/16	575,928	575,532	(396)

	New Zealand Dollar	Buy	7/21/16	1,900,255	1,789,109	111,146

	Norwegian Krone	Buy	9/21/16	724,514	752,565	(28,051)

	Russian Ruble	Buy	9/21/16	1,088,686	1,062,437	26,249

	Swedish Krona	Sell	9/21/16	5,968,996	6,100,709	131,713

Royal Bank of Scotland PLC (The)

	Australian Dollar	Sell	7/21/16	1,288,647	1,201,996	(86,651)

	British Pound	Sell	9/21/16	895,264	892,078	(3,186)

	Canadian Dollar	Sell	7/21/16	2,430,517	2,429,905	(612)

	Euro	Sell	9/21/16	1,064,704	1,097,844	33,140

	Japanese Yen	Sell	8/18/16	1,084,306	1,091,443	7,137

	New Zealand Dollar	Buy	7/21/16	2,733,097	2,672,262	60,835

	Norwegian Krone	Sell	9/21/16	2,490,709	2,477,823	(12,886)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/21/16	1,075,847	1,122,623	(46,776)

	Australian Dollar	Sell	7/21/16	1,134,581	1,111,380	(23,201)

	Brazilian Real	Sell	10/3/16	628,563	584,813	(43,750)

	British Pound	Sell	9/21/16	996,247	1,037,012	40,765

	Canadian Dollar	Buy	7/21/16	2,552,434	2,565,669	(13,235)

	Singapore Dollar	Sell	8/18/16	1,139,098	1,130,925	(8,173)

UBS AG

	Australian Dollar	Buy	7/21/16	1,712,605	1,668,279	44,326

	Canadian Dollar	Sell	7/21/16	899,939	900,684	745

	Euro	Sell	9/21/16	663,951	686,760	22,809

	Japanese Yen	Sell	8/18/16	34,386	3,333	(31,053)

	New Zealand Dollar	Buy	7/21/16	1,049,649	1,004,501	45,148

WestPac Banking Corp.

	Canadian Dollar	Sell	7/21/16	311,642	306,960	(4,682)

	Mexican Peso	Buy	7/21/16	1,748	1,706	42

	Mexican Peso	Sell	7/21/16	1,748	1,687	(61)

	New Zealand Dollar	Buy	7/21/16	17,835	16,811	1,024

Total						$741,725

Putnam VT Diversified Income Fund 19

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/16	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

U.S. Treasury Bond
30 yr (Long)	16	$2,757,500	Sep-16	$149,968

U.S. Treasury Bond Ultra
30 yr (Long)	17	3,168,375	Sep-16	196,662

U.S. Treasury Note
10 yr (Short)	120	15,958,125	Sep-16	(431,489)

U.S. Treasury Note Ultra
10 yr (Short)	4	582,688	Sep-16	(19,164)

Total				$(104,023)

WRITTEN SWAP OPTIONS
OUTSTANDING at 6/30/16		Expiration	Contract
(premiums $2,259,007) (Unaudited)		date/strike	amount	Value

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/
Apr-47		Apr-17/2.515	$3,749,700	$65,035

Goldman Sachs International
1.65875/3 month USD-LIBOR-BBA/
Jul-26		Jul-16/1.65875	16,031,300	1,924

(1.215)/3 month USD-LIBOR-BBA/
Jul-17		Jul-16/1.215	18,196,200	20,562

(0.901)/3 month USD-LIBOR-BBA/
Jul-17		Jul-16/0.901	18,196,200	21,835

1.57/3 month USD-LIBOR-BBA/Jul-26		Jul-16/1.57	16,031,300	25,650

(0.7325)/3 month USD-LIBOR-BBA/
Jul-18		Jul-16/0.7325	44,390,000	34,180

JPMorgan Chase Bank N.A.
1.41/3 month USD-LIBOR-BBA/Jul-17		Jul-16/1.41	18,196,200	18

1.28/3 month USD-LIBOR-BBA/Jul-17		Jul-16/1.28	18,196,200	18

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18		Mar-18/6.00	8,886,000	829,997

Total				$999,219

WRITTEN OPTIONS
OUTSTANDING at 6/30/16		Expiration	Contract
(premiums $885,938) (Unaudited)		date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/$102.18	$9,000,000	$16,830

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/102.09	9,000,000	15,390

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.90	9,000,000	12,780

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.80	9,000,000	11,610

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.56	9,000,000	9,180

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.47	9,000,000	8,370

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.28	9,000,000	6,930

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.19	9,000,000	6,300

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/101.04	9,000,000	5,400

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/100.85	9,000,000	4,500

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/100.75	9,000,000	4,050

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/100.56	9,000,000	3,330

WRITTEN OPTIONS
OUTSTANDING at 6/30/16		Expiration	Contract
(premiums $885,938) (Unaudited) cont.		date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/$100.30	$9,000,000	$2,520

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/100.11	9,000,000	2,160

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/100.02	9,000,000	1,890

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Sep-16/99.83	9,000,000	1,620

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Aug-16/100.80	9,000,000	450

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Aug-16/100.68	9,000,000	360

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Aug-16/99.97	9,000,000	90

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Aug-16/100.09	9,000,000	90

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Jul-16/100.73	9,000,000	9

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Jul-16/101.36	9,000,000	9

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Jul-16/100.73	9,000,000	9

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)		Jul-16/101.39	9,000,000	9

Total				$113,886

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.
(1.455)/3 month
USD-LIBOR-BBA/
Jul-26 (Purchased)	Jul-16/1.455	$19,178,900	$(106,922)	$(1,918)

1.585/3 month
USD-LIBOR-BBA/
Jul-26 (Written)	Jul-16/1.585	19,178,900	37,399	(1,918)

1.515/3 month
USD-LIBOR-BBA/
Jul-26 (Written)	Jul-16/1.515	19,178,900	66,167	(2,301)

Goldman Sachs International
(2.0745)/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/2.0745	9,589,500	(34,522)	1,055

1.5595/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/1.5595	9,589,500	(44,112)	(8,439)

1.1665/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/1.1665	38,357,800	38,358	3,836

(0.6665)/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/0.6665	38,357,800	40,276	384

JPMorgan Chase Bank N.A.
2.117/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	4,684,125	(114,775)	197,998

20 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A. cont.
2.035/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	$4,684,125	$(119,019)	$163,148

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	17,024,600	(119,598)	47,958

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	8,512,300	(56,284)	27,486

(2.01575)/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/2.01575	9,589,500	(37,399)	6,041

1.49825/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/1.49825	9,589,500	(37,399)	(8,247)

(3.035)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	4,684,125	(124,635)	(122,743)

(3.117)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	4,684,125	(131,156)	(129,657)

2.655/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	20,516,500	135,922	135,614

2.56/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	20,516,500	131,156	130,690

(0.634)/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/0.634	38,357,800	37,399	1,534

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A. cont.
1.134/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/1.134	$38,357,800	$37,399	$(767)

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	17,024,600	52,129	(48,009)

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	34,049,200	108,957	(91,592)

(1.56)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	20,516,500	118,120	(186,085)

(1.655)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	20,516,500	116,944	(224,039)

Total			$(5,595)	$(109,971)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/16 (proceeds receivable		Principal	Settlement
$28,122,266) (Unaudited)		amount	date	Value

Federal National Mortgage Association, 4s,
July 1, 2046		$1,000,000	7/14/16	$1,072,187

Federal National Mortgage Association, 3
1/2s, July 1, 2046		6,000,000	7/14/16	6,329,531

Federal National Mortgage Association, 3s,
July 1, 2046		16,000,000	7/14/16	16,601,250

Government National Mortgage
Association, 3 1/2s, July 1, 2046		4,000,000	7/20/16	4,244,688

Total				$28,247,656

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

		Upfront				Unrealized
Swap counterparty/		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank N.A.
MXN	32,807,000	$—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	$15,731

MXN	19,840,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	9,447

Total		$—				$25,178

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$35,625,200	$(214,221)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$144,687

17,812,600	213,516	6/28/26	1.65875%	3 month	(267,197)
				USD-LIBOR-BBA

35,625,200	(196,409)	6/21/26	3 month USD-LIBOR-BBA	1.55%	400,440

17,812,600	195,703	6/21/26	1.715%	3 month	(384,816)
				USD-LIBOR-BBA

82,175,900 E	176,238	9/21/18	1.12%	3 month	(401,623)
				USD-LIBOR-BBA

6,536,300 E	41,900	9/21/21	1.40%	3 month	(78,976)
				USD-LIBOR-BBA

20,433,600 E	222,834	9/21/26	1.75%	3 month	(441,666)
				USD-LIBOR-BBA

Putnam VT Diversified Income Fund 21

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,276,700 E	$53,653	9/21/46	2.17%	3 month	$(119,055)
					USD-LIBOR-BBA

	45,979,000	(172)	6/8/18	0.95082%	3 month	(199,601)
					USD-LIBOR-BBA

	13,032,000	(105)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	160,915

	10,503,000	(139)	6/8/26	1.60208%	3 month	(233,247)
					USD-LIBOR-BBA

	6,630,000	(225)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	352,565

	101,610,000 E	(405,436)	9/21/18	3 month USD-LIBOR-BBA	1.05%	167,745

	3,572,000 E	4,958	9/21/46	3 month USD-LIBOR-BBA	2.10%	214,385

	31,898,000 E	(181,989)	9/21/21	3 month USD-LIBOR-BBA	1.30%	250,993

	29,465,000 E	(19,328)	9/21/26	1.65%	3 month	(695,551)
					USD-LIBOR-BBA

	13,715,700	(99)	6/21/26	3 month USD-LIBOR-BBA	1.42%	58,556

	7,200,000	(95)	6/20/26	1.4215%	3 month	(32,033)
					USD-LIBOR-BBA

	7,087,000	(94)	6/24/26	3 month USD-LIBOR-BBA	1.56%	124,807

	5,611,000	(74)	6/28/26	1.5675%	3 month	(102,372)
					USD-LIBOR-BBA

	26,718,900	44,179	6/28/26	1.4825%	3 month	(225,003)
					USD-LIBOR-BBA

	16,031,300	(35,837)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	123,114

	9,200,000	(35)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(4,398)

	6,200,000	(82)	6/29/26	1.36146%	3 month	9,374
					USD-LIBOR-BBA

	6,200,000	(82)	6/29/26	1.3534%	3 month	14,170
					USD-LIBOR-BBA

	9,200,000	(35)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(4,315)

	6,200,000	(82)	6/29/26	1.35735%	3 month	11,819
					USD-LIBOR-BBA

	9,200,000	(35)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(3,485)

	4,507,300	(59)	6/29/26	1.336%	3 month	17,828
					USD-LIBOR-BBA

	6,131,100	(81)	6/30/26	1.35629%	3 month	12,585
					USD-LIBOR-BBA

AUD	7,705,000 E	57,303	9/28/26	2.35%	6 month AUD-BBR-	(18,147)
					BBSW

AUD	22,098,000 E	2,612	9/28/18	3 month AUD-BBR-BBSW	1.75%	7,935

AUD	7,760,000 E	3,832	9/28/21	2.05%	6 month AUD-BBR-	(10,168)
					BBSW

CAD	28,727,000 E	(17,971)	9/21/18	3 month CAD-BA-CDOR	0.90%	(1,472)

CAD	10,768,000 E	73,751	9/21/26	1.50%	3 month CAD-BA-	(57,654)
					CDOR

CAD	4,479,000 E	13,784	9/21/21	1.05%	3 month CAD-BA-	(5,950)
					CDOR

CHF	2,087,000 E	40,926	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(8,600)

CHF	5,895,000 E	17,317	9/21/18	6 month CHF-LIBOR-BBA	0.70%	(6,360)

CHF	15,408,000 E	118,038	9/21/21	6 month CHF-LIBOR-BBA	0.55%	(46,740)

EUR	24,939,000 E	148,041	9/21/21	0.05%	6 month	(31,466)
					EUR-EURIBOR-
					REUTERS

EUR	4,841,000 E	(69,556)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	14,225

GBP	7,724,000 E	2,840	9/21/18	6 month GBP-LIBOR-BBA	0.75%	59,342

GBP	6,809,000 E	177,899	9/21/21	1.00%	6 month	(1,668)
					GBP-LIBOR-BBA

GBP	75,000 E	(3,540)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	(99)

JPY	115,410,000	(17)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	373,070

22 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPY	147,813,000	$(35)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	$266,510

JPY	115,410,000	(17)	1/5/46	1.22015%	6 month	(344,687)
					JPY-LIBOR-BBA

JPY	147,813,000	(40)	1/5/36	1.00875%	6 month	(249,055)
					JPY-LIBOR-BBA

NOK	17,334,000 E	(23,079)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	5,640

NOK	613,000 E	—	9/21/18	0.80%	6 month NOK-NIBOR-	61
					NIBR

NOK	784,000 E	519	9/21/21	1.10%	6 month NOK-NIBOR-	(147)
					NIBR

NZD	6,055,000	33,268	6/15/26	3.10%	3 month NZD-BBR-FRA	(135,162)

NZD	8,281,000	1,853	6/15/18	3 month NZD-BBR-FRA	2.40%	21,626

NZD	25,643,000	(20,686)	6/15/21	2.70%	3 month NZD-BBR-FRA	(343,012)

NZD	713,000	(3,063)	6/15/21	3 month NZD-BBR-FRA	2.7003%	5,907

NZD	8,210,000	12,658	6/15/18	2.4001%	3 month NZD-BBR-FRA	(6,957)

NZD	3,065,000 E	(11,021)	9/21/21	3 month NZD-BBR-FRA	2.50%	5,198

NZD	544,000 E	(9,170)	9/21/26	3 month NZD-BBR-FRA	2.90%	(1,707)

SEK	30,389,000 E	(27,198)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	81,838

SEK	17,416,000 E	12,548	9/21/21	0.30%	3 month SEK-STIBOR-	(12,895)
					SIDE

Total		$430,063				$(1,569,949)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
$729,955	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(9,099)
				30 year Fannie Mae pools

179,610	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	362
				30 year Fannie Mae pools

399,268	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(692)
				30 year Fannie Mae pools

463,149	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	932
				30 year Fannie Mae pools

56,535	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(39)
				30 year Fannie Mae pools

215,408	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	40
				30 year Ginnie Mae II pools

1,031,053	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	2,075
				30 year Fannie Mae pools

1,525,454	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	1,557
				30 year Fannie Mae pools

529,138	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(2,441)
				30 year Fannie Mae pools

629,461	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(5,548)
				30 year Ginnie Mae II pools

378,777	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(3,339)
				30 year Ginnie Mae II pools

480,602	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(4,236)
				30 year Ginnie Mae II pools

635,135	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(443)
				30 year Fannie Mae pools

91,111	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(64)
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 23

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
	$1,316,400	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$12,221
					30 year Fannie Mae pools

	615,177	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	7,475
					30 year Fannie Mae pools

	983,782	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	12,213
					30 year Fannie Mae pools

	3,466,652	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(12,391)
					30 year Fannie Mae pools

	2,392,627	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,691
					30 year Fannie Mae pools

	14,182,739	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	53,622
					30 year Fannie Mae pools

	8,542,181	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(72,313)
					30 year Fannie Mae pools

EUR	2,664,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP	(13,038)
					excluding tobacco

EUR	1,332,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP	(5,395)
					excluding tobacco

EUR	1,895,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP	(6,624)
					excluding tobacco

Citibank, N.A.
	$846,536	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	3,201
					30 year Fannie Mae pools

	512,984	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	1,939
					30 year Fannie Mae pools

	1,324,746	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5,009
					30 year Fannie Mae pools

Credit Suisse International
	556,382	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,104
					30 year Fannie Mae pools

	580,659	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,916)
					30 year Fannie Mae pools

	875,391	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	(7,716)
					30 year Ginnie Mae II pools

	926,655	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	8,602
					30 year Fannie Mae pools

	1,020,961	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	9,478
					30 year Fannie Mae pools

	855,876	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(7,544)
					30 year Ginnie Mae II pools

	1,632,445	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(14,389)
					30 year Ginnie Mae II pools

	725,727	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(9,350)
					30 year Fannie Mae pools

	363,228	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(4,680)
					30 year Fannie Mae pools

	473,364	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(6,099)
					30 year Fannie Mae pools

	652,807	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(8,104)
					30 year Fannie Mae pools

	524,196	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(6,508)
					30 year Fannie Mae pools

	1,256,242	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(15,595)
					30 year Fannie Mae pools

	3,696,338	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(48,370)
					30 year Fannie Mae pools

	1,514,324	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(19,816)
					30 year Fannie Mae pools

24 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International cont.
$1,501,813	$—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	$(21,452)
				30 year Fannie Mae pools

1,450,701	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	17,628
				30 year Fannie Mae pools

Deutsche Bank AG
580,659	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,916)
				30 year Fannie Mae pools

Goldman Sachs International
733,211	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(1,271)
				30 year Fannie Mae pools

263,461	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(184)
				30 year Fannie Mae pools

1,811,789	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(22,583)
				30 year Fannie Mae pools

1,811,789	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(22,583)
				30 year Fannie Mae pools

406,673	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(3,443)
				30 year Fannie Mae pools

152,766	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,293)
				30 year Fannie Mae pools

107,230	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(186)
				30 year Fannie Mae pools

1,175,401	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(13,362)
				30 year Fannie Mae pools

281,289	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(488)
				30 year Fannie Mae pools

562,527	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(975)
				30 year Fannie Mae pools

283,942	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,404)
				30 year Fannie Mae pools

557,116	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,716)
				30 year Fannie Mae pools

340,689	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,884)
				30 year Fannie Mae pools

26,130	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(221)
				30 year Fannie Mae pools

69,626	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(589)
				30 year Fannie Mae pools

18,687	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(13)
				30 year Fannie Mae pools

357,316	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(249)
				30 year Fannie Mae pools

2,359,158	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(29,406)
				30 year Fannie Mae pools

287,261	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(498)
				30 year Fannie Mae pools

2,039,338	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(25,420)
				30 year Fannie Mae pools

312,082	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(3,792)
				30 year Fannie Mae pools

1,355,347	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	12,582
				30 year Fannie Mae pools

1,497,405	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(19,292)
				30 year Fannie Mae pools

1,195,444	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(15,401)
				30 year Fannie Mae pools

733,750	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(9,453)
				30 year Fannie Mae pools

Putnam VT Diversified Income Fund 25

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,503,008	$—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(19,668)
					30 year Fannie Mae pools

	921,000	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	11,434
					30 year Fannie Mae pools

EUR	9,589,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP	(79,278)
					excluding tobacco

EUR	3,166,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP	(26,175)
					excluding tobacco

EUR	2,664,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP	(562)
					excluding tobacco

EUR	2,664,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP	(5,410)
					excluding tobacco

EUR	2,664,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP	(42,418)
					excluding tobacco

EUR	1,502,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP	(13,401)
					excluding tobacco

JPMorgan Chase Bank N.A.
	$2,879,089	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(34,985)
					30 year Fannie Mae pools

	2,185,814	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(26,560)
					30 year Fannie Mae pools

	454,022	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(5,517)
					30 year Fannie Mae pools

	1,355,347	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	12,582
					30 year Fannie Mae pools

EUR	1,332,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP	(26,658)
					excluding tobacco

EUR	1,332,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP	(25,293)
					excluding tobacco

EUR	1,607,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP	(14,802)
					excluding tobacco

EUR	1,322,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP	(11,068)
					excluding tobacco

Total		$—				$(649,871)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$5,468	$80,000	5/11/63	300 bp	$(412)

CMBX NA BBB– Index	BBB–/P	10,546	175,000	5/11/63	300 bp	(2,316)

CMBX NA BBB– Index	BBB–/P	21,545	349,000	5/11/63	300 bp	(4,106)

CMBX NA BBB– Index	BBB–/P	20,577	361,000	5/11/63	300 bp	(5,957)

Credit Suisse International
CMBX NA BB Index	—	(42,255)	2,394,000	5/11/63	(500 bp)	284,446

CMBX NA BB Index	—	(1,136)	117,000	1/17/47	(500 bp)	21,628

CMBX NA BBB– Index	BBB–/P	2,153	24,000	5/11/63	300 bp	389

CMBX NA BBB– Index	BBB–/P	7,158	545,000	5/11/63	300 bp	(32,900)

CMBX NA BBB– Index	BBB–/P	19,962	1,379,000	5/11/63	300 bp	(81,395)

CMBX NA BBB– Index	BBB–/P	31,240	311,000	1/17/47	300 bp	(202)

CMBX NA BBB– Index	BBB–/P	90,795	2,551,000	1/17/47	300 bp	(167,111)

CMBX NA BBB– Index	BBB–/P	221,501	2,965,000	1/17/47	300 bp	(78,261)

CMBX NA BBB– Index	BBB–/P	350,587	10,221,000	1/17/47	300 bp	(682,757)

26 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	$(394)	$57,000	5/11/63	300 bp	$(4,584)

CMBX NA BBB– Index	BBB–/P	458	46,000	1/17/47	300 bp	(4,192)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(9,851)

CMBX NA BBB– Index	BBB–/P	360	101,000	1/17/47	300 bp	(9,851)

CMBX NA BBB– Index	BBB–/P	934	120,000	1/17/47	300 bp	(11,198)

CMBX NA BBB– Index	BBB–/P	902	211,000	1/17/47	300 bp	(20,430)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(20,580)

CMBX NA BBB– Index	BBB–/P	752	211,000	1/17/47	300 bp	(20,580)

CMBX NA BBB– Index	BBB–/P	331	306,000	1/17/47	300 bp	(30,606)

CMBX NA BBB– Index	BBB–/P	1,271	324,000	1/17/47	300 bp	(31,485)

CMBX NA BB Index	—	(3,036)	355,000	5/11/63	(500 bp)	45,409

CMBX NA BB Index	—	(1,941)	183,000	5/11/63	(500 bp)	23,033

CMBX NA BB Index	—	(1,297)	135,000	5/11/63	(500 bp)	17,127

CMBX NA BB Index	—	2,058	91,000	5/11/63	(500 bp)	14,476

CMBX NA BB Index	—	707	42,000	5/11/63	(500 bp)	6,439

CMBX NA BB Index	—	390	38,000	5/11/63	(500 bp)	5,575

CMBX NA BB Index	—	46	38,000	5/11/63	(500 bp)	5,232

CMBX NA BB Index	—	(1,210)	117,000	1/17/47	(500 bp)	21,554

CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	11,940

CMBX NA BBB– Index	BBB–/P	(84)	21,000	5/11/63	300 bp	(1,628)

CMBX NA BBB– Index	BBB–/P	(327)	30,000	5/11/63	300 bp	(2,532)

CMBX NA BBB– Index	BBB–/P	(83)	31,000	5/11/63	300 bp	(2,361)

CMBX NA BBB– Index	BBB–/P	(331)	33,000	5/11/63	300 bp	(2,756)

CMBX NA BBB– Index	BBB–/P	(933)	56,000	5/11/63	300 bp	(5,049)

CMBX NA BBB– Index	BBB–/P	3,057	74,000	1/17/47	300 bp	(4,424)

CMBX NA BBB– Index	BBB–/P	3,731	177,000	1/17/47	300 bp	(14,164)

CMBX NA BBB– Index	BBB–/P	7,482	180,000	1/17/47	300 bp	(10,716)

CMBX NA BBB– Index	BBB–/P	5,449	182,000	1/17/47	300 bp	(12,951)

CMBX NA BBB– Index	BBB–/P	8,242	191,000	1/17/47	300 bp	(11,068)

CMBX NA BBB– Index	BBB–/P	7,689	191,000	1/17/47	300 bp	(11,621)

CMBX NA BBB– Index	BBB–/P	7,689	191,000	1/17/47	300 bp	(11,621)

CMBX NA BBB– Index	BBB–/P	9,030	298,000	1/17/47	300 bp	(21,098)

CMBX NA BBB– Index	BBB–/P	9,657	326,000	1/17/47	300 bp	(23,301)

CMBX NA BBB– Index	BBB–/P	47,161	340,000	1/17/47	300 bp	12,787

CMBX NA BBB– Index	BBB–/P	18,800	590,000	1/17/47	300 bp	(40,849)

CMBX NA BBB– Index	BBB–/P	133,315	670,000	1/17/47	300 bp	65,578

CMBX NA BBB– Index	BBB–/P	25,296	817,000	1/17/47	300 bp	(57,303)

JPMorgan Securities LLC
CMBX NA BBB– Index	BBB–/P	1,699	67,000	1/17/47	300 bp	(5,075)

CMBX NA BBB– Index	BBB–/P	10,512	190,000	1/17/47	300 bp	(8,697)

CMBX NA BBB– Index	BBB–/P	6,379	244,000	1/17/47	300 bp	(18,290)

Total		$1,042,890				$(948,665)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Diversified Income Fund 27

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Consumer cyclicals	$—	$—	$13,839

Energy	—	—	260

Total common stocks	—	—	14,099

Convertible bonds and notes	—	168,616	—

Corporate bonds and notes	—	70,375,057	6

Foreign government and agency bonds and notes	—	19,243,805	—

Mortgage-backed securities	—	104,384,846	569,453

Preferred stocks	173,244	—	—

Purchased options outstanding	—	198,505	—

Purchased swap options outstanding	—	274,870	—

Senior loans	—	4,037,091	—

U.S. government and agency mortgage obligations	—	111,349,415	—

Short-term investments	10,699,900	8,736,815	—

Totals by level	$10,873,144	$318,769,020	$583,558

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$741,725	$—

Futures contracts	(104,023)	—	—

Written options outstanding	—	(113,886)	—

Written swap options outstanding	—	(999,219)	—

Forward premium swap option contracts	—	(109,971)	—

TBA sale commitments	—	(28,247,656)	—

Interest rate swap contracts	—	(1,974,834)	—

Total return swap contracts	—	(649,871)	—

Credit default contracts	—	(1,991,555)	—

Totals by level	$(104,023)	$(33,345,267)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
		Accrued		unrealized
Investments in	Balance as of	discounts/	Realized	appreciation/	Cost of	Proceeds	Total transfers	Total transfers	Balance as of
securities:	12/31/15	premiums	gain/(loss)	(depreciation)#	purchases	from sales	into Level 3†	out of Level 3†	6/30/16

Common stocks*:

Consumer cyclicals	$13,838	$—	$—	$1	$—	$—	$—	$—	$13,839

Energy	260	—	—	—	—	—	—	—	260

Total common stocks	$14,098	—	—	1	—	—	—	—	$14,099

Corporate bonds and notes	$8	—	—	(2)	—	—	—	—	$6

Mortgage-backed securities	$5,569,890	(232,735)	(58,000)	(30,164)	10,071	(1,057,500)	279,153	(3,911,262)	$569,453

Totals	$5,583,996	$(232,735)	$(58,000)	$(30,165)	$10,071	$(1,057,500)	$279,153	$(3,911,262)	$583,558

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

† Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

# Includes $(60,212) related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.

The accompanying notes are an integral part of these financial statements.

28 Putnam VT Diversified Income Fund

Statement of assets and liabilities
6/30/16 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $330,661,284)	$319,635,822

Affiliated issuers (identified cost $10,589,900) (Note 5)	10,589,900

Cash	54,059

Foreign currency (cost $164,174) (Note 1)	164,174

Interest and other receivables	3,007,884

Receivable for shares of the fund sold	4,487

Receivable for investments sold	681,595

Receivable for sales of delayed delivery securities (Note 1)	6,324,244

Receivable for variation margin (Note 1)	1,571,920

Unrealized appreciation on forward premium swap option contracts (Note 1)	715,744

Unrealized appreciation on forward currency contracts (Note 1)	1,721,572

Unrealized appreciation on OTC swap contracts (Note 1)	738,538

Premium paid on OTC swap contracts (Note 1)	53,151

Total assets	345,263,090

Liabilities

Payable for investments purchased	2,034,171

Payable for purchases of delayed delivery securities (Note 1)	88,549,087

Payable for shares of the fund repurchased	272,685

Payable for compensation of Manager (Note 2)	98,594

Payable for custodian fees (Note 2)	34,393

Payable for investor servicing fees (Note 2)	25,919

Payable for Trustee compensation and expenses (Note 2)	141,528

Payable for administrative services (Note 2)	868

Payable for distribution fees (Note 2)	29,313

Payable for variation margin (Note 1)	1,552,225

Unrealized depreciation on OTC swap contracts (Note 1)	2,311,896

Premium received on OTC swap contracts (Note 1)	1,096,041

Unrealized depreciation on forward currency contracts (Note 1)	979,847

Unrealized depreciation on forward premium swap option contracts (Note 1)	825,715

Written options outstanding, at value (premiums $3,144,945) (Notes 1 and 3)	1,113,105

TBA sale commitments, at value (proceeds receivable $28,122,266) (Note 1)	28,247,656

Collateral on certain derivative contracts, at value (Note 1)	258,351

Other accrued expenses	122,265

Total liabilities	127,693,659

Net assets	$217,569,431

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$341,568,466

Undistributed net investment income (Note 1)	5,737,591

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(117,991,175)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(11,745,451)

Total — Representing net assets applicable to capital shares outstanding	$217,569,431

Computation of net asset value Class IA

Net assets	$76,436,013

Number of shares outstanding	13,685,373

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.59

Computation of net asset value Class IB

Net assets	$141,133,418

Number of shares outstanding	25,203,868

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.60

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 29

Statement of operations
Six months ended 6/30/16 (Unaudited)

Investment income

Interest (net of foreign tax of $277 ) (including interest income of $28,338 from investments in affiliated issuers) (Note 5)	$7,779,316

Dividends	9,133

Total investment income	7,788,449

Expenses

Compensation of Manager (Note 2)	605,650

Investor servicing fees (Note 2)	78,108

Custodian fees (Note 2)	55,799

Trustee compensation and expenses (Note 2)	9,760

Distribution fees (Note 2)	179,906

Administrative services (Note 2)	2,565

Auditing and tax fees	77,727

Other	48,640

Fees waived and reimbursed by Manager (Note 2)	(3,585)

Total expenses	1,054,570

Expense reduction (Note 2)	(49)

Net expenses	1,054,521

Net investment income	6,733,928

Net realized loss on investments (Notes 1 and 3)	(9,307,014)

Net realized loss on swap contracts (Note 1)	(8,156,853)

Net realized gain on futures contracts (Note 1)	327,888

Net realized loss on foreign currency transactions (Note 1)	(3,140,255)

Net realized gain on written options (Notes 1 and 3)	3,351,699

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	1,216,446

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	2,338,104

Net loss on investments	(13,369,985)

Net decrease in net assets resulting from operations	$(6,636,057)

Statement of changes in net assets

	Six months ended	Year ended
	6/30/16*	12/31/15

Decrease in net assets

Operations:

Net investment income	$6,733,928	$13,081,041

Net realized loss on investments and foreign currency transactions	(16,924,535)	(3,295,342)

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	3,554,550	(16,041,491)

Net decrease in net assets resulting from operations	(6,636,057)	(6,255,792)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(6,054,685)	(9,358,571)

Class IB	(10,511,769)	(16,632,738)

Decrease from capital share transactions (Note 4)	(1,062,311)	(18,589,648)

Total decrease in net assets	(24,264,822)	(50,836,749)

Net assets:

Beginning of period	241,834,253	292,671,002

End of period (including undistributed net investment income of $5,737,591 and $15,570,117, respectively)	$217,569,431	$241,834,253

* Unaudited.

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/16†	$6.21	.18	(.34)	(.16)	(.46)	(.46)	—	$5.59	(2.44)*	$76,436	.39 * [i]	3.11* [i]	378* [e]

12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	—	6.21	(2.32)	84,766.75		5.02	876 [e]

12/31/14	7.58	.38	(.32)	.06	(.62)	(.62)	—	7.02	.68	103,063.76		5.27	408 [e]

12/31/13	7.26	.42	.16	.58	(.26)	(.26)	—	7.58	8.08	121,877.75		5.71	234 [f]

12/31/12	6.88	.37	.43	.80	(.42)	(.42)	—	7.26	11.97	132,669.77		5.24	170 [f]

12/31/11	7.85	.41	(.60)	(.19)	(.78)	(.78)	—[g,h]	6.88	(3.17)	134,507.76		5.55	155N [f]

Class IB

6/30/16†	$6.22	.17	(.35)	(.18)	(.44)	(.44)	—	$5.60	(2.74)*	$141,133	.52* [i]	2.97* [i]	378* [e]

12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	—	6.22	(2.34)	157,069	1.00	4.76	876 [e]

12/31/14	7.57	.36	(.32)	.04	(.60)	(.60)	—	7.01	.35	189,608	1.01	5.02	408 [e]

12/31/13	7.25	.40	.16	.56	(.24)	(.24)	—	7.57	7.81	237,938	1.00	5.45	234 [f]

12/31/12	6.87	.35	.43	.78	(.40)	(.40)	—	7.25	11.69	314,873	1.02	4.99	170 [f]

12/31/11	7.84	.39	(.60)	(.21)	(.76)	(.76)	—[g,h]	6.87	(3.43)	301,565	1.01	5.30	155 [f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	586%

December 31, 2012	546

December 31, 2011	416

g  Amount represents less than $0.01 per share.

h  Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

i  Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 31

Notes to financial statements 6/30/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2016 through June 30, 2016.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes,

32 Putnam VT Diversified Income Fund

is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse

Putnam VT Diversified Income Fund 33

guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment

34 Putnam VT Diversified Income Fund

of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,971,115 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,211,117 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2015, the fund had a capital loss carryover of $96,107,037 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$31,641,542	$10,667,077	$42,308,619	*

19,568,782	N/A	19,568,782	12/31/16

34,229,636	N/A	34,229,636	12/31/17

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $345,867,254, resulting in gross unrealized appreciation and depreciation of $2,858,246 and $18,499,778, respectively, or net unrealized depreciation of $15,641,532.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 49.8% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.272% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $3,585.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam VT Diversified Income Fund 35

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$27,473
Class IB	50,635

Total	$78,108

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $49 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $162, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$179,906

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including
TBA commitments (Long-term)	$1,081,742,075	$1,078,332,014

U.S. government securities (Long-term)	—	—

Total	$1,081,742,075	$1,078,332,014

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap	Written option	Written option
		contract amounts	option premiums	contract amounts	premiums

Written options outstanding at the beginning of
the reporting period	USD	$390,773,100	$3,132,262	$63,000,000	$286,172

	EUR	8,311,100	$318,730	—	$—

Options opened	USD	984,522,800	5,973,867	544,000,000	2,372,188

	EUR	—	—	—	—

Options exercised	USD	(83,457,300)	(754,525)	—	—

	EUR	—	—	—	—

Options expired	USD	(252,330,100)	(1,036,202)	(46,000,000)	(198,438)

	EUR	(8,311,100)	(318,730)	—	—

Options closed	USD	(552,706,600)	(5,056,395)	(345,000,000)	(1,573,984)

	EUR	—	—	—	—

Written options outstanding at the
end of the reporting period	USD	$486,801,900	$2,259,007	$216,000,000	$885,938

	EUR	—	$—	—	$—

36 Putnam VT Diversified Income Fund

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/16		Year ended 12/31/15		Six months ended 6/30/16		Year ended 12/31/15

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	70,628	$414,860	106,520	$702,177	1,226,614	$6,826,479	3,051,843	$19,867,129

Shares issued in connection with
reinvestment of distributions	1,100,852	6,054,685	1,471,473	9,358,571	1,904,306	10,511,769	2,607,012	16,632,738

	1,171,480	6,469,545	1,577,993	10,060,748	3,130,920	17,338,248	5,658,855	36,499,867

Shares repurchased	(1,125,888)	(6,470,711)	(2,629,952)	(17,015,728)	(3,188,117)	(18,399,393)	(7,434,152)	(48,134,535)

Net increase (decrease)	45,592	$(1,166)	(1,051,959)	$(6,954,980)	(57,197)	$(1,061,145)	(1,775,297)	$(11,634,668)

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Short Term Investment Fund*	$16,506,406	$38,592,176	$44,508,682	$28,338	$10,589,900

Total	$16,506,406	$38,592,176	$44,508,682	$28,338	$10,589,900

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 7 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$93,000,000

Purchased currency options (contract amount)	$5,600,000

Purchased swap option contracts (contract amount)	$369,200,000

Written TBA commitment option contracts (contract amount) (Note 3)	$187,300,000

Written swap option contracts (contract amount) (Note 3)	$482,300,000

Futures contracts (number of contracts)	200

Forward currency contracts (contract amount)	$238,900,000

OTC interest rate swap contracts (notional)	$8,400,000

Centrally cleared interest rate swap contracts (notional)	$1,003,500,000

OTC total return swap contracts (notional)	$131,500,000

OTC credit default contracts (notional)	$33,000,000

Putnam VT Diversified Income Fund 37

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$504,657	Payables	$2,496,212

Foreign exchange contracts	Investments, Receivables	1,779,029	Payables	979,847

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	5,770,462*	Unrealized depreciation	9,306,348*

Total		$8,054,148		$12,782,407

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(289,623)	$(289,623)

Foreign exchange contracts	—	—	(3,129,715)	—	$(3,129,715)

Interest rate contracts	(632,029)	327,888	—	(7,867,230)	$(8,171,371)

Total	$(632,029)	$327,888	$(3,129,715)	$(8,156,853)	$(11,590,709)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(401,277)	$(401,277)

Foreign exchange contracts	(25,066)	—	1,221,902	—	$1,196,836

Interest rate contracts	258,148	(196,106)	—	(1,712,399)	$(1,650,357)

Total	$233,082	$(196,106)	$1,221,902	$(2,113,676)	$(854,798)

38 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 39

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$25,178	$—	$—	$—	$—	$—	$—	$25,178

Centrally cleared interest rate
swap contracts§	—	—	1,571,920	—	—	—	—	—	—	—	—	—	—	—	—	1,571,920

OTC Total return swap contracts*#	—	93,188	—	10,149	37,812	—	24,016	—	12,582	—	—	—	—	—	—	177,747

OTC Credit default contracts*#	—	—	—	—	349,465	—	155,192	—	—	—	—	—	—	—	—	504,657

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency contracts #	263,514	101,763	—	108,370	211,835	4,670	334,053	76,588	364,808	—	—	101,112	40,765	113,028	1,066	1,721,572

Forward premium swap
option contracts #	—	—	—	—	—	—	5,275	—	710,469	—	—	—	—	—	—	715,744

Purchased swap options** #	—	—	—	—	28,981	—	245,707	—	182	—	—	—	—	—	—	274,870

Purchased options** #	—	—	—	57,457	—	—	—	—	141,048	—	—	—	—	—	—	198,505

Total Assets	$263,514	$194,951	$1,571,920	$175,976	$628,093	$4,670	$764,243	$76,588	$1,254,267	$—	$—	$101,112	$40,765	$113,028	$1,066	$5,190,193

Liabilities:

OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Centrally cleared interest rate
swap contracts§	—	—	1,532,753	—	—	—	—	—	—	—	—	—	—	—	—	1,532,753

OTC Total return swap contracts*#	—	135,662	—	—	174,539	4,916	367,618	—	144,883	—	—	—	—	—	—	827,618

OTC Credit default contracts*#	70,927	—	—	—	1,765,633	—	609,000	—	—	50,652	—	—	—	—	—	2,496,212

Futures contracts§	—	—	—	—	—	—	—	—	—	—	19,472	—	—	—	—	19,472

Forward currency contracts #	37,498	82,590	—	127,320	133,092	73,711	101,119	9,280	140,971	—	—	103,335	135,135	31,053	4,743	979,847

Forward premium swap
option contracts #	—	—	—	6,137	—	—	8,439	—	811,139	—	—	—	—	—	—	825,715

Written swap options #	—	—	—	—	65,035	—	104,151	—	830,033	—	—	—	—	—	—	999,219

Written options #	—	—	—	—	—	—	—	—	113,886	—	—	—	—	—	—	113,886

Total Liabilities	$108,425	$218,252	$1,532,753	$133,457	$2,138,299	$78,627	$1,190,327	$9,280	$2,040,912	$50,652	$19,472	$103,335	$135,135	$31,053	$4,743	$7,794,722

Total Financial and Derivative
Net Assets	$155,089	$(23,301)	$39,167	$42,519	$(1,510,206)	$(73,957)	$(426,084)	$67,308	$(786,645)	$(50,652)	$(19,472)	$(2,223)	$(94,370)	$81,975	$(3,677)	$(2,604,529)

Total collateral received (pledged)† ##	$148,351	$(23,301)	$—	$42,519	$(1,510,206)	$—	$(295,911)	$—	$(786,645)	$(50,652)	$—	$—	$(94,370)	$—	$—

Net amount	$6,738	$—	$39,167	$—	$—	$(73,957)	$(130,173)	$67,308	$—	$—	$(19,472)	$(2,223)	$—	$81,975	$(3,677)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

 #  Covered by master netting agreement (Note 1).

##  Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§  Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

40 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 41

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2016, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to an additional request made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2016, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 24, 2016 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2016. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation

42 Putnam VT Diversified Income Fund

applicable to specified retail open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2015. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2018. Putnam Management’s support for this expense limitation arrangement was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2015. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Lipper as of December 31, 2015 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, sub-advised third-party mutual funds, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2015 was a year of mixed performance results for the Putnam funds, with generally strong results for the international equity, global sector and global asset allocation funds, but generally disappointing results for the U.S. and small-cap equity, Spectrum and fixed income funds. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 18th-best performing mutual fund complex out of 58 complexes for the five-year period ended December 31, 2015. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2015 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP

Putnam VT Diversified Income Fund 43

(Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2015 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

4th	1st	4th

For the three-year period ended December 31, 2015, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2015, there were 57, 45 and 36 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees expressed concern about your fund’s fourth quartile performance over the one-year and five-year periods ended December 31, 2015 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s under-performance over the one-year and five-year periods was attributable largely to the fund’s interest-rate positioning. The Trustees also noted Putnam Management’s view that the fund’s underperformance over the one-year period was due in part to its investments in corporate bonds, which underperformed during the period as spreads widened due to supply and demand dynamics, slowing global growth, low energy prices and liquidity concerns.

The Trustees observed that, although the fund had not performed well over the one-year and five-year periods ended December 31, 2015, the fund ranked in the top decile for the three-year period ended December 31, 2015 and that Putnam Management remained confident in the fund’s portfolio managers. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

44 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 45

This report has been prepared for the shareholders	H502
of Putnam VT Diversified Income Fund.	VTSA028 301623 8/16

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2016